AB Municipal Income Shares

Portfolio of Investments

January 31, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.2%
Long-Term Municipal Bonds – 94.2%
Alabama – 3.3%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2023-A 5.25%, 01/01/2054(a)	$	46,865	$50,194,196
Series 2023-D 5.414% (SOFR + 1.85%), 06/01/2049(b)		20,500	20,534,856
Series 2022-F 5.50%, 11/01/2053		15,500	16,496,927
Series 2023-C 5.50%, 10/01/2054		16,055	17,698,183
Black Belt Energy Gas District (Morgan Stanley) 5.708% (SOFR + 2.15%), 02/01/2053(a) (b)		10,000	10,182,309
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052		16,475	15,985,996
Black Belt Energy Gas District (Royal Bank of Canada) Series 2023-B 5.25%, 12/01/2053(a)		22,380	24,204,485
County of Jefferson AL Sewer Revenue Series 2024 5.25%, 10/01/2041		2,250	2,512,711
5.25%, 10/01/2044		2,665	2,938,486
5.50%, 10/01/2053		15,890	17,585,776
Energy Southeast A Cooperative District (Morgan Stanley) Series 2023-A 5.50%, 11/01/2053(a)		14,750	16,087,590
5.614% (SOFR + 2.05%), 11/01/2053(b)		16,000	15,915,214
Series 2023-B 5.764% (SOFR + 2.20%), 04/01/2054(b)		10,000	10,035,303
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2036		5,000	5,128,275
5.00%, 02/01/2041		5,000	5,086,080
Series 2021 4.00%, 02/01/2041		3,370	3,193,037
4.00%, 02/01/2046		9,640	8,848,251
Jefferson County Board of Education/AL Series 2018 5.00%, 02/01/2039(a)		5,000	5,308,429
5.00%, 02/01/2046(a)		23,280	24,256,705
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) Series 2016-A 5.00%, 09/01/2031		2,235	2,365,787

	Principal Amount (000)		U.S. $ Value

Southeast Alabama Gas Supply District/The (Pacific Mutual Holding Co.) Series 2024-A 5.00%, 08/01/2054	$	32,500	$34,699,509
Southeast Energy Authority A Cooperative District (Goldman Sachs Group, Inc. (The)) Series 2022-B 5.00%, 05/01/2053		4,085	4,257,150
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051		15,000	14,854,924
Series 2022-A 5.50%, 01/01/2053		7,620	8,260,882
5.978% (SOFR + 2.42%), 01/01/2053(a) (b)		10,000	10,320,693
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054		28,425	30,171,475
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054		10,000	10,666,114

			387,789,343

Alaska – 0.1%
State of Alaska International Airports System Series 2016-B 5.00%, 10/01/2033		6,500	6,661,301
5.00%, 10/01/2034		2,500	2,558,310

			9,219,611

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035		3,235	3,364,968
Series 2018 7.125%, 09/01/2038(c)		8,315	9,135,501

			12,500,469

Arizona – 2.4%
Arizona Industrial Development Authority (Benjamin Franklin Charter School Obligated Group) Series 2023 4.43%, 07/01/2033(c)		520	509,399
5.25%, 07/01/2053(c)		1,000	945,636
5.50%, 07/01/2058(c)		1,000	972,867
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2050		1,000	904,860
Series 2021 4.00%, 11/01/2051(c)		11,325	9,717,780

	Principal Amount (000)		U.S. $ Value

Arizona Industrial Development Authority (Heritage Academy Laveen & Gateway Obligated Group) Series 2021 5.00%, 07/01/2051(c)	$	10,000	$8,625,165
Arizona Industrial Development Authority (KIPP Nashville Obligated Group) Series 2022-A 5.00%, 07/01/2047		750	765,327
5.00%, 07/01/2057		1,500	1,519,934
5.00%, 07/01/2062		1,460	1,475,382
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-A 4.00%, 07/01/2061		5,965	5,042,543
Series 2021-B 4.00%, 07/01/2051		1,000	876,604
4.00%, 07/01/2061		4,600	3,888,633
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.75%, 07/01/2030(d) (e) (f)		1,500	90,000
7.75%, 07/01/2050(d) (e) (f)		33,950	2,037,000
Series 2021-A 6.00%, 07/01/2051(d) (e) (f)		1,425	85,500
Arizona Industrial Development Authority (North Carolina Central University Project) BAM Series 2019 5.00%, 06/01/2049		785	814,757
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2018 5.75%, 07/15/2048(c)		1,000	1,003,360
Series 2020-A 4.00%, 07/15/2030(c)		1,600	1,550,367
4.00%, 07/15/2040(c)		4,180	3,563,532
4.00%, 07/15/2050(c)		1,000	774,828
Arizona Industrial Development Authority (Provident Group - EMU Properties LLC) Series 2018 5.00%, 05/01/2051(d) (e)		1,100	605,000
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052		1,500	1,552,211
Series 2023 4.10%, 12/01/2037		6,000	6,067,744
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.442%, 07/01/2032		5,000	4,209,080
2.542%, 07/01/2033		5,000	4,150,527
2.642%, 07/01/2034		6,795	5,567,239
2.742%, 07/01/2035		10,000	8,094,957
2.842%, 07/01/2036		13,000	10,421,806

	Principal Amount (000)		U.S. $ Value

City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.321%, 07/01/2034	$	10,500	$8,367,374
2.421%, 07/01/2035		10,325	8,110,390
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2036		1,000	904,868
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039		2,700	2,529,571
Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2024		3,735	3,735,000
5.00%, 02/01/2029		18,125	17,823,744
Industrial Development Authority of the City of Phoenix Arizona (The) (BASIS Schools, Inc. Obligated Group) Series 2015 5.00%, 07/01/2035(c)		2,000	2,007,762
Industrial Development Authority of the City of Phoenix Arizona (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044		3,875	3,813,827
Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) Series 2020 5.00%, 07/01/2049(c)		6,890	6,149,631
5.00%, 07/01/2055(c)		3,700	3,243,547
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 5.625%, 11/15/2030(c)		9,500	9,531,859
6.875%, 11/15/2052(c)		6,500	6,664,722
7.00%, 11/15/2057(c)		2,915	3,003,146
La Paz County Industrial Development Authority (Harmony Public Schools) Series 2016 5.00%, 02/15/2046(c)		3,500	3,491,907
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2021 4.00%, 07/01/2061(c)		2,875	2,070,829
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(c)		20,370	20,667,695

	Principal Amount (000)		U.S. $ Value

Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(c)	$	24,115	$21,400,206
Maricopa County Industrial Development Authority (Legacy Traditional School Obligated Group) Series 2019 5.00%, 07/01/2049(c)		2,000	1,892,646
5.00%, 07/01/2054(c)		2,300	2,146,991
Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.50%, 07/01/2054(c)		8,500	8,623,959
6.625%, 07/01/2059(c)		5,000	5,079,945
6.75%, 07/01/2063(c)		5,880	5,982,221
Maricopa County Industrial Development Authority (Valley Christian Schools) Series 2023 6.25%, 07/01/2053(c)		1,650	1,675,969
6.375%, 07/01/2058(c)		3,670	3,742,139
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2032		5,925	6,334,811
5.00%, 12/01/2037		2,915	3,168,614
5.25%, 12/01/2027		16,425	17,198,105
Sierra Vista Industrial Development Authority (American Leadership Academy, Inc.) Series 2023 5.75%, 06/15/2058(c)		10,000	10,025,618
Tempe Industrial Development Authority (Friendship Village of Tempe) Series 2019 5.00%, 12/01/2054		1,185	1,011,981
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(c)		1,065	663,503

			276,894,618

Arkansas – 0.6%
Arkansas Development Finance Authority (Baptist Memorial Health Care Obligated Group) Series 2020 5.00%, 09/01/2044		16,250	16,325,956
Arkansas Development Finance Authority (Hybar LLC) Series 2023 6.875%, 07/01/2048(c)		7,185	7,599,924
7.38%, 07/01/2048(c)		34,700	37,342,270
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052		5,000	5,074,237

			66,342,387

	Principal Amount (000)		U.S. $ Value

California – 11.7%
Alameda Corridor Transportation Authority Series 2022-A 0.00%, 10/01/2048(g)	$	17,000	$9,193,280
0.00%, 10/01/2049(g)		10,435	5,620,482
0.00%, 10/01/2050(g)		7,345	3,924,575
AGM Series 2024-C Zero Coupon, 10/01/2049(h)		7,250	2,150,499
Zero Coupon, 10/01/2053(h)		15,000	3,522,351
ARC70 II TRUST Series 2021 4.00%, 12/01/2059		7,860	6,678,628
Series 2023 4.84%, 04/01/2065(f) (i)		61,915	62,592,292
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054		61,410	65,691,260
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054		114,005	120,523,589
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052		1,000	1,002,250
Series 2023 5.25%, 11/01/2054		3,800	4,076,928
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.679%, 07/01/2053(a)		16,800	16,709,789
5.00%, 02/01/2054		48,650	52,230,990
5.234% (SOFR + 1.67%), 02/01/2054(b)		10,000	9,946,468
Series 2024 5.00%, 05/01/2054		27,000	29,129,150
California Community College Financing Authority (NCCD-Orange Coast Properties LLC) Series 2018 5.25%, 05/01/2043		4,485	4,578,638
5.25%, 05/01/2048		6,750	6,857,166
5.25%, 05/01/2053		6,300	6,380,721
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(c)		23,800	20,187,738
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(c)		37,700	31,191,664

	Principal Amount (000)		U.S. $ Value

California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(c)	$	16,000	$11,003,250
4.00%, 08/01/2046(c)		7,655	6,526,542
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(c)		17,360	11,506,989
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(c)		119,980	6,932,048
5.50%, 02/01/2040(c)		4,875	4,541,181
Series 2022-A 4.50%, 08/01/2052(c)		21,280	17,651,034
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2033		4,005	4,082,295
5.00%, 04/01/2034		4,205	4,285,238
California Educational Facilities Authority (Loma Linda University) Series 2017-A 5.00%, 04/01/2031		1,000	1,057,726
5.00%, 04/01/2042		1,000	1,031,815
California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(c)		2,000	1,994,437
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2042(c)		5,000	4,140,447
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2037		1,700	1,754,854
California Health Facilities Financing Authority (CommonSpirit Health) Series 2020-A 4.00%, 04/01/2044		10,000	9,885,761
California Infrastructure & Economic Development Bank (Equitable School Revolving Fund LLC Obligated Group) Series 2020-B 4.00%, 11/01/2045		850	810,304
4.00%, 11/01/2050		860	790,563
California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021 Zero Coupon, 01/01/2061(c)		2,980	150,186
Series 2021-A1 5.00%, 01/01/2056(c)		3,000	2,354,268

	Principal Amount (000)		U.S. $ Value

California Municipal Finance Authority Series 2023-B 5.75%, 09/01/2053	$	2,850	$3,007,109
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2041		2,260	2,193,377
California Municipal Finance Authority (California Baptist University) Series 2016-A 5.00%, 11/01/2046(c)		2,000	1,944,246
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2039		2,030	2,137,171
5.00%, 05/15/2040		1,000	1,048,723
California Municipal Finance Authority (Community Health Centers of The Central Coast, Inc.) Series 2021-A 5.00%, 12/01/2046(c)		1,490	1,486,416
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2012-A 6.625%, 01/01/2032(c)		760	746,231
Series 2014 5.00%, 01/01/2035		1,085	926,508
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 4.00%, 12/31/2047		7,040	6,376,533
5.00%, 12/31/2043		22,260	22,590,009
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053		5,000	5,415,344
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/2045(c)		9,725	9,728,509
Series 2023 5.00%, 07/01/2027(c)		2,000	2,093,718
5.00%, 07/01/2028(c)		2,350	2,485,056
5.00%, 07/01/2029(c)		2,300	2,453,544
5.00%, 07/01/2030(c)		2,600	2,794,409
5.00%, 07/01/2031(c)		3,000	3,244,703
5.00%, 07/01/2032(c)		5,470	5,946,961
5.00%, 07/01/2033(c)		5,865	6,402,887
5.00%, 07/01/2034(c)		3,000	3,260,300
5.00%, 07/01/2036(c)		2,650	2,841,045
5.00%, 07/01/2037(c)		2,250	2,395,900
5.00%, 07/01/2038(c)		2,000	2,116,902
5.00%, 11/21/2045(c)		1,100	1,134,117

	Principal Amount (000)		U.S. $ Value

California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(c) (d) (e)	$	785	$58,875
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 11/21/2045(c)		4,250	4,325,710
California Public Finance Authority (Enso Village) Series 2021 2.125%, 11/15/2027(c)		1,015	1,014,068
2.375%, 11/15/2028(c)		3,000	2,919,534
California Public Finance Authority (Kendal at Ventura) Series 2023 10.00%, 05/15/2028(c)		800	864,463
California School Finance Authority (Aspire Public Schools Obligated Group) Series 2020-A 5.00%, 08/01/2059(c)		3,120	3,124,175
California School Finance Authority (Classical Academy Obligated Group) Series 2021 4.00%, 10/01/2046(c)		2,800	2,359,735
Series 2022 5.00%, 10/01/2052(c)		1,000	973,943
5.00%, 10/01/2061(c)		1,500	1,434,727
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(c)		3,630	3,411,292
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2056(c)		8,850	8,158,997
California School Finance Authority (Hawking STEAM Charter Schools, Inc.) Series 2022 5.25%, 07/01/2052(c)		2,250	2,260,407
5.50%, 07/01/2062(c)		2,775	2,807,187
California School Finance Authority (KIPP SoCal Public Schools Obligated Group) Series 2019-A 5.00%, 07/01/2039(c)		2,325	2,398,397
5.00%, 07/01/2049(c)		700	705,747
California School Finance Authority (KIPP SoCal Public Schools) Series 2014-A 5.00%, 07/01/2034(c)		1,075	1,079,473
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.375%, 06/01/2052(c)		1,225	1,259,602

	Principal Amount (000)		U.S. $ Value

California School Finance Authority (Partnerships to Uplift Communities Valley Project) Series 2014-A 6.40%, 08/01/2034(c)	$	3,000	$3,000,000
California School Finance Authority (Rocketship Education Obligated Group) Series 2017-G 5.00%, 06/01/2047(c)		2,330	2,279,596
California State University 2.719%, 11/01/2052(a)		5,000	3,426,246
2.975%, 11/01/2051(a)		5,000	3,514,630
Series 2021-B 2.374%, 11/01/2035(a)		10,000	7,864,563
California Statewide Communities Development Authority (CHF-Irvine LLC) BAM Series 2021 3.00%, 05/15/2051		13,000	9,995,021
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AGM Series 2022-A 5.25%, 08/15/2052		3,000	3,301,927
5.375%, 08/15/2057		3,720	4,118,962
California Statewide Communities Development Authority (Lancer Educational Housing LLC) Series 2016 5.00%, 06/01/2036(c)		5,250	5,274,842
5.00%, 06/01/2046(c)		7,000	6,664,882
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(c)		15,285	15,326,155
5.25%, 12/01/2056(c)		48,730	49,037,779
Series 2018 5.25%, 12/01/2038(c)		2,420	2,493,913
5.25%, 12/01/2048(c)		6,440	6,566,222
Series 2018-A 5.00%, 12/01/2033(c)		1,350	1,391,630
5.50%, 12/01/2058(c)		19,145	19,529,788
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2049(c)		1,125	1,126,520
5.25%, 07/01/2052(c)		1,500	1,499,928
City of Los Angeles CA Series 2023 5.00%, 06/27/2024		18,085	18,224,396

	Principal Amount (000)		U.S. $ Value

City of Los Angeles Department of Airports 5.00%, 05/15/2044(a)	$	15,415	$16,130,606
Series 2020-C 5.00%, 05/15/2036(a)		10,000	10,932,618
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.50%, 09/01/2046		850	867,814
City of Vernon CA Electric System Revenue Series 2022-2 5.00%, 08/01/2039		425	457,943
5.00%, 08/01/2040		375	402,743
5.00%, 08/01/2041		420	449,589
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(c)		15,100	11,520,897
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(c)		18,760	12,784,008
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(c)		12,525	10,647,613
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(c)		8,415	5,574,983
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(c)		10,450	6,910,896
4.00%, 08/01/2047(c)		3,875	3,243,800
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(c)		20,500	13,866,811
4.00%, 05/01/2057(c)		15,550	10,854,810
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(c)		8,955	6,224,400
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(c)		10,130	8,507,162
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(c)		15,200	11,334,839

	Principal Amount (000)		U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Crescent) Series 2022 4.30%, 07/01/2059(c)	$	11,500	$9,511,906
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(c)		10,025	7,008,282
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(c)		20,940	14,180,386
4.00%, 07/01/2058(c)		6,000	4,013,150
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 3.20%, 09/01/2046(c)		2,500	1,853,605
4.00%, 09/01/2056(c)		10,115	7,486,250
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(c)		12,700	8,492,092
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(c)		18,070	12,380,335
4.00%, 12/01/2056(c)		3,400	2,459,491
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(c)		5,400	3,746,523
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(c)		27,100	19,789,206
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(c)		8,930	5,998,331
4.00%, 10/01/2048(c)		2,000	1,435,693
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(c)		15,405	10,575,953

	Principal Amount (000)		U.S. $ Value

Golden State Tobacco Securitization Corp. 3.293%, 06/01/2042(a)	$	6,850	$5,308,853
Series 2021 3.115%, 06/01/2038(a)		29,325	23,694,623
3.85%, 06/01/2050		19,585	18,042,096
Series 2021-B Zero Coupon, 06/01/2066		96,465	11,163,229
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Corp. Lease) Series 2021 2.746%, 06/01/2034(a)		14,780	12,341,222
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2045(c)		7,380	6,677,683
5.00%, 07/01/2061(c)		41,600	35,532,386
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039		3,390	4,392,115
Series 2009-B 6.50%, 11/01/2039		3,865	5,007,529
Series 2009-C 7.00%, 11/01/2034		5,000	6,383,019
River Islands Public Financing Authority (River Islands Public Financing Authority Community Facilities District No. 2003-1) Series 2022 5.75%, 09/01/2052		1,600	1,637,428
Riverside County Transportation Commission Series 2021 4.00%, 06/01/2041		2,500	2,527,905
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 4.348% (LIBOR 3 Month + 0.57%), 06/01/2039(b)		33,680	30,230,801
San Diego County Regional Airport Authority Series 2023 5.00%, 07/01/2048		7,270	7,693,642
5.25%, 07/01/2058		3,275	3,517,225
San Francisco City & County Airport Comm 3.053%, 05/01/2034(a)		3,500	3,006,186
3.183%, 05/01/2035(a)		5,500	4,697,213
3.333%, 05/01/2037(a)		2,250	1,889,862

San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp) Series 2013-A 5.00%, 08/01/2031		1,000	1,001,365
San Francisco Intl Airport Series 2018 5.00%, 05/01/2043		11,000	11,280,875
Series 2019-A 5.00%, 05/01/2044(a)		14,000	14,578,343
Series 2020-E 5.00%, 05/01/2037		8,525	9,173,074
5.00%, 05/01/2038		11,000	11,767,863

	Principal Amount (000)		U.S. $ Value

Series 2023-E 5.50%, 05/01/2040	$	10,000	$11,393,228
5.75%, 05/01/2048		10,000	11,264,939
San Joaquin Hills Transportation Corridor Agency Series 2014-B 5.25%, 01/15/2044		1,000	1,013,467
Series 2021-A 4.00%, 01/15/2044		1,429	1,442,052
San Jose Evergreen Community College District Series 2012 6.586% (SOFR + 1.00%), 07/01/2043(b)		4,000	3,948,291
Southern California Logistics Airport Authority AGC Series 2006 5.00%, 12/01/2036		100	100,848
5.00%, 12/01/2043		1,585	1,598,447
State of California Series 2023 6.00%, 03/01/2033		10,000	10,924,405
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060		5,050	860,717
Tobacco Securitization Authority of Southern California Series 2019 Zero Coupon, 06/01/2054		10,480	2,021,180
5.00%, 06/01/2039		1,555	1,650,711

			1,368,656,003

Colorado – 2.9%
Aurora Highlands Community Authority Board Series 2021-A 5.75%, 12/01/2051		15,000	13,904,578
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2037(c)		5,000	4,884,750
Series 2022 6.50%, 12/01/2053		4,350	4,444,759
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032		645	644,966
City & County of Denver CO Airport System Revenue Series 2022-A 5.00%, 11/15/2033		9,000	10,193,899
5.50%, 11/15/2053		10,475	11,460,099
Colorado Educational & Cultural Facilities Authority (James Irwin Educational Foundation Obligated Group) Series 2022 5.00%, 09/01/2052		850	856,163
5.00%, 09/01/2057		2,100	2,112,085
5.00%, 09/01/2062		2,000	2,004,567

	Principal Amount (000)		U.S. $ Value

Colorado Educational & Cultural Facilities Authority (STEAD School (The)) Series 2023-A 7.00%, 07/01/2034(c)	$	18,215	$18,275,616
Series 2023-B 8.125%, 07/01/2028(c)		465	465,731
Colorado Educational & Cultural Facilities Authority (Vega Collegiate Academy) Series 2021 5.00%, 02/01/2051(c)		3,350	2,908,847
5.00%, 02/01/2061(c)		2,870	2,412,133
Colorado Health Facilities Authority 5.00%, 11/01/2040(a)		4,650	4,988,616
5.00%, 11/01/2041(a)		5,075	5,424,780
5.00%, 11/01/2042(a)		3,800	4,053,308
5.25%, 11/01/2052(a)		10,000	10,594,610
Colorado Health Facilities Authority (Aberdeen Ridge, Inc. Obligated Group) Series 2021-A 5.00%, 05/15/2049		1,300	845,168
5.00%, 05/15/2058		3,000	1,853,164
Series 2021-B 2.125%, 05/15/2028		1,500	1,401,446
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2038		6,600	6,530,652
5.00%, 08/01/2039		1,000	1,055,853
5.00%, 08/01/2044(a)		93,310	96,503,329
Series 2022 5.50%, 11/01/2047		2,500	2,727,363
Colorado Health Facilities Authority (Frasier Meadows Manor, Inc. Obligated Group) Series 2023-2 4.00%, 05/15/2048		2,100	1,707,128
Colorado Health Facilities Authority (Parkview Medical Center, Inc. Obligated Group) Series 2015-B 5.00%, 09/01/2030		1,150	1,186,739
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2044		7,050	7,390,301
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(d) (e) (f)		19,590	14,733,222
Four Corners Business Improvement District Series 2022 6.00%, 12/01/2052		1,500	1,411,264
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046		13,776	11,443,161

	Principal Amount (000)		U.S. $ Value

Longs Peak Metropolitan District Series 2021 5.25%, 12/01/2051(c)	$	5,000	$4,316,788
Meridian Ranch Metropolitan District 2018 Subdistrict Series 2022 6.25%, 12/01/2037		1,435	1,440,728
6.50%, 12/01/2042		1,105	1,110,731
Meridian Ranch Metropolitan District 2018 Subdistrict Series 2022 6.75%, 12/01/2052		1,925	1,932,703
Platte River Metropolitan District Series 2023-A 6.50%, 08/01/2053(c)		4,000	4,119,024
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2040(c)		1,500	1,458,225
Public Authority for Colorado Energy (Bank of America Corp.) Series 2008 6.50%, 11/15/2038		15,535	19,555,214
Pueblo Urban Renewal Authority Series 2021 4.75%, 12/01/2045(c)		8,010	5,446,800
Regional Transportation District (Denver Transit Partners LLC) Series 2020 4.00%, 07/15/2034		1,000	1,045,516
4.00%, 07/15/2035		1,180	1,227,817
5.00%, 01/15/2032		2,300	2,568,807
Riverwalk Metropolitan District No. 2 Series 2022-A 5.00%, 12/01/2042		4,000	3,703,747
5.00%, 12/01/2052		1,500	1,330,146
Sagebrush Farm Metropolitan District No. 1 Series 2022-A 6.75%, 12/01/2052		3,500	3,519,462
Spring Hill Metropolitan District No. 3 Series 2022-A 6.75%, 12/01/2052(c)		4,000	4,088,470
STC Metropolitan District No. 2 Series 2019-A 5.00%, 12/01/2038		940	893,311
5.00%, 12/01/2049		1,000	923,838
Sterling Ranch Community Authority Board (Sterling Ranch Colorado Metropolitan District No. 2) Series 2020-A 4.25%, 12/01/2050		2,250	1,956,699
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042		2,215	2,297,035
6.75%, 12/01/2053		11,000	11,403,734
Series 2023 8.375%, 12/15/2054		2,500	2,521,848

	Principal Amount (000)		U.S. $ Value

Vauxmont Metropolitan District AGM Series 2019 3.25%, 12/15/2050	$	646	$542,359
AGM Series 2020 5.00%, 12/01/2033		370	410,578
5.00%, 12/01/2050		435	456,442
Verve Metropolitan District No. 1 Series 2023 6.50%, 12/01/2043		3,365	3,235,497
6.75%, 12/01/2052		4,000	3,874,447

			333,798,263

Connecticut – 0.7%
City of New Haven CT AGM Series 2019-A 5.00%, 08/01/2039		1,650	1,763,213
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Obligated Group) Series 2020-A 4.00%, 07/01/2036		1,000	1,010,169
4.00%, 07/01/2037		1,200	1,209,573
Connecticut State Health & Educational Facilities Authority (Quinnipiac University) Series 2015-L 5.00%, 07/01/2045		5,750	5,819,256
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, Inc.) Series 2017-I1 5.00%, 07/01/2035		1,000	1,048,793
5.00%, 07/01/2037		1,095	1,139,307
Connecticut State Health & Educational Facilities Authority (Seabury Retirement Community) Series 2016-A 5.00%, 09/01/2046(c)		1,000	855,154
5.00%, 09/01/2053(c)		1,475	1,200,655
Connecticut State Health & Educational Facilities Authority (University of Hartford (The)) Series 2019 4.00%, 07/01/2044		10,710	8,413,970
4.00%, 07/01/2049		3,325	2,472,344
5.00%, 07/01/2033		470	472,191
5.00%, 07/01/2034		295	295,680
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) Series 2018 5.00%, 07/01/2034		1,000	1,029,001
Series 2018-K1 5.00%, 07/01/2028		765	791,636
5.00%, 07/01/2035		1,055	1,082,722
5.00%, 07/01/2036		2,205	2,253,260
5.00%, 07/01/2037		1,085	1,103,965
5.00%, 07/01/2038		1,980	2,002,580

	Principal Amount (000)		U.S. $ Value

State of Connecticut Series 2016-E 5.00%, 10/15/2034	$	4,595	$4,832,563
Series 2016-F 5.00%, 10/15/2031		10,205	10,775,568
Series 2017-A 5.00%, 04/15/2032		6,700	7,140,232
5.00%, 04/15/2033		10,985	11,705,060
5.00%, 04/15/2034		4,855	5,170,174
Town of Hamden CT (Whitney Center, Inc. Obligated Group) Series 2022-A 7.00%, 01/01/2053		3,900	4,040,730

			77,627,796

Delaware – 0.0%
Delaware River & Bay Authority Series 2021 4.00%, 01/01/2042		550	556,862
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2020 5.00%, 09/01/2050		1,125	1,146,225

			1,703,087

District of Columbia – 0.5%
District of Columbia (District of Columbia International School Obligated Group) Series 2019 5.00%, 07/01/2049		2,075	2,058,685
District of Columbia (Friendship Public Charter School, Inc.) Series 2016-A 5.00%, 06/01/2046		1,165	1,140,781
District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042		3,230	3,291,979
5.00%, 07/01/2048		5,350	5,404,221
Series 2017-B 5.00%, 07/01/2037		1,465	1,513,393
5.00%, 07/01/2042		2,000	2,038,377
District of Columbia (Rocketship DC Obligated Group) Series 2019 5.00%, 06/01/2049(c)		2,100	1,870,595
5.00%, 06/01/2056(c)		3,255	2,829,786
Series 2021 5.00%, 06/01/2041(c)		1,190	1,113,872
5.00%, 06/01/2051(c)		4,345	3,838,520
5.00%, 06/01/2061(c)		4,870	4,172,751

	Principal Amount (000)		U.S. $ Value

District of Columbia Tobacco Settlement Financing Corp. Series 2006 Zero Coupon, 06/15/2055	$	182,000	$19,039,681
Metropolitan Washington Airports Authority Aviation Revenue Series 2021-A 5.00%, 10/01/2046		7,400	7,875,215

			56,187,856

Florida – 6.0%
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(c)		26,000	22,837,740
Bexley Community Development District Series 2016 4.875%, 05/01/2047		985	923,520
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 5.875%, 07/01/2040(c)		1,400	993,832
6.00%, 07/01/2045(c)		1,215	859,051
6.00%, 07/01/2050(c)		2,895	2,034,976
Capital Projects Finance Authority/FL Series 2023 7.00%, 06/15/2030(c)		12,790	13,328,742
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2026		2,000	2,040,127
5.00%, 10/01/2029		1,650	1,721,127
5.00%, 10/01/2032		1,000	1,044,903
5.00%, 10/01/2033		1,050	1,094,012
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(c)		1,300	955,371
Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 Zero Coupon, 07/01/2061(c)		83,000	5,501,215
3.375%, 07/01/2031(c)		1,270	1,189,140
5.00%, 07/01/2056(c)		49,355	44,138,522
Capital Trust Agency, Inc. (Southeastern University Obligated Group) Series 2023 6.00%, 05/01/2043(c)		2,000	2,006,814
6.25%, 05/01/2048(c)		2,000	2,013,710
6.375%, 05/01/2053(c)		4,500	4,544,795
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) Series 2020 5.00%, 06/01/2045(c)		1,615	1,456,079
5.00%, 06/01/2055(c)		3,250	2,813,487
Series 2022 5.50%, 06/01/2057(c)		3,000	2,796,792

	Principal Amount (000)		U.S. $ Value

Capital Trust Authority (IDEA Florida, Inc.) Series 2023-A 6.25%, 06/15/2053(c)	$	6,250	$6,419,540
6.375%, 06/15/2058(c)		4,000	4,107,850
City of Jacksonville FL (Genesis Health, Inc. Obligated Group) Series 2020 4.00%, 11/01/2039		1,650	1,603,955
4.00%, 11/01/2040		2,175	2,103,461
4.00%, 11/01/2045		2,500	2,292,996
5.00%, 11/01/2050		13,230	13,669,286
City of Lakeland FL (Lakeland Regional Health Systems Obligated Group) Series 2015 5.00%, 11/15/2040		5,610	5,653,634
City of Palmetto FL (Renaissance Arts and Education, Inc.) Series 2022 5.25%, 06/01/2052		2,955	3,030,719
5.375%, 06/01/2057		1,000	1,029,000
5.625%, 06/01/2062		5,965	6,201,978
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2037		8,405	8,759,092
5.00%, 08/15/2047		6,125	6,260,881
City of Tallahassee FL (Tallahassee Memorial HealthCare, Inc.) Series 2016 5.00%, 12/01/2055		3,535	3,538,649
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2036		700	426,472
Zero Coupon, 09/01/2037		700	403,574
Zero Coupon, 09/01/2040		980	477,329
Zero Coupon, 09/01/2041		1,000	461,809
Zero Coupon, 09/01/2045		1,850	686,999
Zero Coupon, 09/01/2049		1,350	402,723
County of Broward FL Airport System Revenue Series 2019-A 5.00%, 10/01/2044		3,000	3,118,885
County of Lake FL (Waterman Communities, Inc.) Series 2020 5.75%, 08/15/2050		5,000	4,581,527
5.75%, 08/15/2055		3,905	3,533,486
County of Miami-Dade FL Aviation Revenue Series 2015-A 5.00%, 10/01/2031		1,100	1,118,641
County of Miami-Dade Seaport Department Series 2023-A 5.25%, 10/01/2052		7,900	8,402,315
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2035		1,000	598,954
Zero Coupon, 10/01/2036		860	483,565
Zero Coupon, 10/01/2037		1,390	740,504
Zero Coupon, 10/01/2038		1,185	594,502
Zero Coupon, 10/01/2039		1,610	753,828

	Principal Amount (000)		U.S. $ Value

County of Palm Beach FL (Provident Group-PBAU Properties LLC) Series 2019 5.00%, 04/01/2039(c)	$	1,435	$1,434,902
5.00%, 04/01/2051(c)		11,645	11,144,185
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(a) (c)		52,000	57,791,141
Escambia County Housing Finance Authority (4900 S. Rio Grande Avenue LP) Series 2023-A 6.88%, 11/01/2053(c)		2,780	2,995,019
Series 2023-B 6.45%, 05/01/2027(c)		7,665	7,853,427
Florida Development Finance Corp. (Assistance Unlimited, Inc.) Series 2022 5.00%, 08/15/2032(c)		460	459,990
5.25%, 08/15/2037(c)		700	676,305
5.625%, 08/15/2042(c)		1,520	1,469,901
5.875%, 08/15/2052(c)		5,000	4,809,477
6.00%, 08/15/2057(c)		1,000	965,047
Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2020 7.375%, 01/01/2049(c)		23,190	23,559,285
Florida Development Finance Corp. (Cornerstone Charter Academy, Inc. Obligated Group) Series 2022 5.00%, 10/01/2032(c)		925	937,682
5.00%, 10/01/2042(c)		4,815	4,622,726
5.125%, 10/01/2052(c)		3,120	2,913,662
5.25%, 10/01/2056(c)		4,825	4,552,053
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.) Series 2021 4.00%, 07/01/2051(c)		1,000	833,340
Florida Development Finance Corp. (IDEA Florida, Inc.) Series 2022 5.25%, 06/15/2029(c)		1,030	1,047,404
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2040		3,150	3,187,186
5.00%, 06/15/2050		13,310	13,168,645
5.00%, 06/15/2055		13,060	12,723,490
Series 2022-A 5.00%, 06/15/2047		2,470	2,471,568

	Principal Amount (000)		U.S. $ Value

Florida Development Finance Corp. (Mayflower Retirement Center, Inc. Obligated Group) Series 2020 5.25%, 06/01/2050(c)	$	5,000	$4,156,415
5.25%, 06/01/2055(c)		5,500	4,466,240
Series 2021 4.00%, 06/01/2041(c)		830	613,961
Florida Development Finance Corp. (Parrish Charter Academy) Series 2023 6.25%, 04/23/2058(c)		7,635	7,571,216
Florida Development Finance Corp. (Renaissance Charter School, Inc.) Series 2023-A 6.75%, 06/15/2053(c)		5,750	6,233,960
Florida Development Finance Corp. (River City Education Obligated Group) Series 2021 4.00%, 07/01/2035		925	925,030
Series 2022 5.00%, 07/01/2042		1,330	1,371,478
5.00%, 07/01/2051		1,045	1,053,868
5.00%, 02/01/2057		1,725	1,730,049
5.00%, 07/01/2057		740	742,166
Florida Development Finance Corp. (Seaside School Consortium, Inc.) Series 2022 6.00%, 06/15/2057		7,000	7,475,255
Florida Development Finance Corp. (United Cerebral Palsy of Central Florida, Inc.) Series 2020 5.00%, 06/01/2050		1,950	1,675,012
Florida Higher Educational Facilities Financial Authority (Florida Institute of Technology, Inc.) Series 2019 4.00%, 10/01/2037		1,000	960,568
5.00%, 10/01/2031		1,235	1,307,595
Florida Higher Educational Facilities Financial Authority (Ringling College of Art and Design, Inc.) Series 2017 5.00%, 03/01/2032		265	273,395
5.00%, 03/01/2034		2,395	2,464,537
5.00%, 03/01/2042		2,785	2,810,249
5.00%, 03/01/2047		1,950	1,957,237
Series 2019 5.00%, 03/01/2044		1,065	1,077,079
5.00%, 03/01/2049		10,425	10,459,347
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026		2,700	2,484,172

	Principal Amount (000)		U.S. $ Value

Greater Orlando Aviation Authority 5.00%, 10/01/2034(a)	$	2,000	$2,170,902
5.00%, 10/01/2044(a)		13,000	13,608,555
Series 2017-A 5.00%, 10/01/2031(a)		4,350	4,565,551
5.00%, 10/01/2032(a)		1,500	1,571,988
5.00%, 10/01/2034(a)		2,150	2,249,261
5.00%, 10/01/2035(a)		3,500	3,653,309
5.00%, 10/01/2036(a)		4,000	4,160,006
Series 2019-A 5.00%, 10/01/2036(a)		5,000	5,371,933
5.00%, 10/01/2049(a)		4,500	4,657,748
5.00%, 10/01/2054(a)		4,000	4,117,636
Highlands County Health Facilities Authority (Trousdale Foundation Obligated Group) Series 2018 6.00%, 04/01/2038(d) (e)		1,530	443,700
6.25%, 04/01/2049(d) (e)		1,820	527,800
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship District Northeast Sector Project) Series 2018 5.30%, 05/01/2039		1,000	1,017,876
5.45%, 05/01/2048		1,525	1,541,750
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship District Series 2023 Assessment) Series 2023 6.125%, 05/01/2043		2,225	2,330,268
6.30%, 05/01/2054		4,205	4,371,838
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2052		1,350	1,150,287
5.25%, 10/01/2057		3,650	3,037,798
Marshall Creek Community Development District (Marshall Creek Community Development District 2015A) Series 2015-A 5.00%, 05/01/2032		1,230	1,236,326
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida Obligated Group) Series 2014 5.00%, 11/15/2039		2,000	2,012,602
Miami-Dade County Expressway Authority Series 2014-A 5.00%, 07/01/2034		4,000	4,019,906
Miami-Dade County Housing Finance Authority (Wynwood Works LLC) Series 2023-A 5.70%, 06/01/2052(c)		6,875	6,966,891
Series 2023-B 5.78%, 06/01/2027(c)		3,640	3,654,283

	Principal Amount (000)		U.S. $ Value

Miami-Dade County Industrial Development Authority (AcadeMir Charter School Middle & Preparatory Academy Obligated Group) Series 2022 5.00%, 07/01/2037(c)	$	525	$518,416
5.25%, 07/01/2042(c)		770	753,954
5.25%, 07/01/2052(c)		2,435	2,291,334
5.50%, 07/01/2061(c)		4,375	4,196,020
Mid-Bay Bridge Authority Series 2015-A 5.00%, 10/01/2028		1,600	1,630,765
5.00%, 10/01/2040		2,000	2,020,664
Series 2015-C 5.00%, 10/01/2035		1,750	1,777,273
5.00%, 10/01/2040		1,000	1,009,372
Middleton Community Development District A (Middleton Community Development District A Series 2022 Phase I Special Assmnt) Series 2022 6.20%, 05/01/2053		3,485	3,624,585
North Broward Hospital District Series 2017-B 5.00%, 01/01/2037		4,070	4,262,693
5.00%, 01/01/2042		10,510	10,856,463
5.00%, 01/01/2048		10,000	10,244,893
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2042		5,750	5,250,144
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041		1,030	947,173
4.00%, 10/01/2051		4,330	3,653,066
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 5.00%, 06/01/2055		2,880	2,548,764
Series 2022 4.25%, 06/01/2056		5,825	4,478,410
Palm Beach County Health Facilities Authority (Green Cay Life Plan Village, Inc.) Series 2022 11.50%, 07/01/2027(c)		1,800	2,065,898
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2022 5.00%, 11/01/2038		400	419,380
5.00%, 11/01/2039		685	715,609
5.00%, 11/01/2040		650	677,738
5.00%, 11/01/2041		2,330	2,424,723
5.00%, 11/01/2042		500	519,743
5.00%, 11/01/2047		13,835	14,271,749
5.00%, 11/01/2052		19,480	19,957,118

	Principal Amount (000)		U.S. $ Value

Pinellas County Industrial Development Authority Series 2019 5.00%, 07/01/2039	$	6,620	$6,653,988
Pinellas County Industrial Development Authority (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.) Series 2019 5.00%, 07/01/2029		1,245	1,276,483
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(c)		3,805	3,664,736
School Board of Miami-Dade County (The) Series 2023 5.00%, 06/18/2024		21,500	21,630,866
St. Johns County Industrial Development Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2020 4.00%, 08/01/2055		5,300	4,400,667
Tampa Florida Hospitals 5.00%, 07/01/2050(a)		18,325	19,191,204
Town of Davie FL (Nova Southeastern University, Inc.) Series 2018 5.00%, 04/01/2048		15,180	15,535,113
Village Community Development District No. 13 (Village Community Development District No. 13 Phase I Series 2019 Special Assmnts) Series 2019 3.00%, 05/01/2029		955	905,818
3.375%, 05/01/2034		1,435	1,334,887
3.55%, 05/01/2039		2,495	2,159,786
3.70%, 05/01/2050		9,545	7,849,315
Series 2020 3.50%, 05/01/2051(c)		4,845	3,821,572
Village Community Development District No. 14 (Village Community Development District No. 14 Series 2022 Phase I Special Asmnts) Series 2022 5.50%, 05/01/2053		2,225	2,289,046
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Asmnts) Series 2023 5.00%, 05/01/2043(c)		1,250	1,266,120
5.25%, 05/01/2054(c)		2,150	2,180,863
Volusia County School Board (Volusia County School Board COP) Series 2014-B 5.00%, 08/01/2031		1,625	1,639,371

			702,529,369

	Principal Amount (000)		U.S. $ Value

Georgia – 3.6%
Augusta Development Authority (WellStar Health System Obligated Group) Series 2018 5.00%, 07/01/2027	$	1,635	$1,729,435
City of Atlanta GA Department of Aviation Series 2019-B 5.00%, 07/01/2044		9,000	9,404,824
Series 2022-B 5.00%, 07/01/2047		10,000	10,658,562
5.00%, 07/01/2052		10,000	10,558,189
Clarke County Hospital Authority (Piedmont Healthcare, Inc. Obligated Group) Series 2016 5.00%, 07/01/2031		2,500	2,598,068
DeKalb County Housing Authority (HADC Avenues LLC) Series 2023 6.17%, 06/01/2053(c)		28,845	29,009,751
7.00%, 06/01/2041(c)		6,690	6,726,767
Development Authority for Fulton County (Piedmont Healthcare, Inc. Obligated Group) Series 2016-A 5.00%, 07/01/2032		2,000	2,078,363
Development Authority of Gwinnett County (Board of Regents of the University System of Georgia Lease) Series 2017-A 5.00%, 07/01/2032		1,205	1,282,683
5.00%, 07/01/2033		2,370	2,518,230
5.00%, 07/01/2035		4,945	5,224,248
5.00%, 07/01/2037		2,335	2,442,324
Development Authority of Monroe County (The) (Georgia Power Co.) Series 2023 3.875%, 10/01/2048		5,000	5,010,798
Fayette County Hospital Authority/GA (Piedmont Healthcare, Inc. Obligated Group) Series 2016 5.00%, 07/01/2034		1,620	1,681,841
5.00%, 07/01/2035		6,355	6,587,522
5.00%, 07/01/2036		2,735	2,829,254
Fulton County Residential Care Facilities for the Elderly Authority (All Saints-St Luke’s Episcopal Home for the Retired Obligated Group) Series 2019 5.00%, 04/01/2047(c)		6,500	5,706,319
5.00%, 04/01/2054(c)		2,000	1,700,478
George L Smith II Congress Center Authority Series 2021 4.00%, 01/01/2054		1,485	1,300,241
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2043		10,880	11,000,348
5.00%, 08/01/2047		1,800	1,809,887
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(c)		46,100	44,501,469

	Principal Amount (000)		U.S. $ Value

Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-A 4.00%, 09/01/2052	$	2,185	$2,186,603
Series 2022-B 5.00%, 12/01/2052		3,000	3,150,121
Series 2023-A 5.00%, 06/01/2053		6,750	7,133,489
Series 2023-D 5.00%, 05/01/2054		51,450	54,466,225
Main Street Natural Gas, Inc. (Macquarie Group Ltd.) Series 2019-A 5.00%, 05/15/2033		5,000	5,318,090
5.00%, 05/15/2043		5,500	5,655,455
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 5.258% (SOFR + 1.70%), 12/01/2053(b)		25,000	25,108,135
Series 2023-B 5.00%, 07/01/2053		11,720	12,426,146
Series 2023-C 5.00%, 09/01/2053		24,815	26,393,921
Series 2024-A 5.00%, 05/01/2054		35,000	37,453,885
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2038		1,235	1,292,841
5.00%, 01/01/2039		1,215	1,265,170
5.00%, 01/01/2048		2,460	2,510,400
5.00%, 01/01/2049		5,000	5,107,914
5.00%, 01/01/2056		4,655	4,730,960
5.00%, 01/01/2059		6,270	6,359,807
Series 2022 4.50%, 07/01/2063		15,000	15,065,863
5.00%, 07/01/2052		12,000	12,437,291
Series 2023 5.50%, 07/01/2064		10,200	10,836,771
AGM Series 2023 5.00%, 07/01/2048		1,570	1,681,555
5.00%, 07/01/2055		3,200	3,355,498
5.00%, 07/01/2064		6,055	6,335,552

			416,631,293

Guam – 0.5%
Guam Education Financing Foundation (Guam Education Financing Foundation COP) Series 2016-B 5.00%, 10/01/2026(c)		9,655	9,617,790
Guam Government Waterworks Authority Series 2020-A 5.00%, 01/01/2050		3,790	3,921,503
Guam Power Authority Series 2022-A 5.00%, 10/01/2043		3,300	3,454,831
Territory of Guam Series 2019 5.00%, 11/15/2031		1,685	1,751,799

	Principal Amount (000)		U.S. $ Value

Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	$	1,310	$1,351,806
5.00%, 12/01/2030		4,160	4,287,253
5.00%, 12/01/2032		3,545	3,656,098
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015 5.00%, 11/15/2029		13,375	13,683,639
Series 2015-D 5.00%, 11/15/2033		3,570	3,639,916
5.00%, 11/15/2035		8,935	9,091,790
Series 2021-F 4.00%, 01/01/2036		4,050	4,091,545

			58,547,970

Idaho – 0.1%
Idaho Health Facilities Authority (North Canyon Medical Center, Inc.) Series 2023 7.00%, 11/01/2048		4,500	4,806,591
7.125%, 11/01/2057		7,495	7,907,775
Idaho Housing & Finance Association (Battelle Energy Alliance LLC) Series 2010-A 7.00%, 02/01/2036		200	200,463

			12,914,829

Illinois – 7.2%
Chicago Board of Education Series 2012-A 5.00%, 12/01/2042		6,635	6,626,513
Series 2015-C 5.25%, 12/01/2035		2,790	2,792,382
5.25%, 12/01/2039		8,080	8,033,888
Series 2015-E 5.125%, 12/01/2032		1,000	1,001,449
Series 2016-A 7.00%, 12/01/2044		1,400	1,461,728
Series 2016-B 6.50%, 12/01/2046		1,900	1,991,107
Series 2017-G 5.00%, 12/01/2034		4,150	4,229,016
Series 2017-H 5.00%, 12/01/2036		900	910,311
Series 2018-A 5.00%, 12/01/2026		5,430	5,588,688
5.00%, 12/01/2027		6,300	6,546,312
Series 2019-A 5.00%, 12/01/2029		2,950	3,110,657
5.00%, 12/01/2030		5,120	5,362,814
Series 2019-B 5.00%, 12/01/2030		935	979,342
5.00%, 12/01/2031		1,030	1,076,264
5.00%, 12/01/2032		635	663,367
5.00%, 12/01/2033		500	521,984

	Principal Amount (000)		U.S. $ Value

Series 2021-A 5.00%, 12/01/2032	$	2,400	$2,533,954
5.00%, 12/01/2033		4,510	4,756,805
5.00%, 12/01/2036		1,010	1,052,836
5.00%, 12/01/2038		7,730	7,962,131
5.00%, 12/01/2039		2,000	2,058,417
5.00%, 12/01/2040		1,750	1,794,385
5.00%, 12/01/2041		7,765	7,930,154
Series 2021-B 5.00%, 12/01/2036		1,000	1,042,412
Series 2022-B 4.00%, 12/01/2041		13,765	12,744,814
Series 2023 5.00%, 04/01/2045		1,500	1,570,869
5.25%, 04/01/2033		1,250	1,434,956
5.25%, 04/01/2034		1,000	1,136,135
5.50%, 04/01/2042		5,000	5,550,137
5.75%, 04/01/2048		5,000	5,528,054
Series 2023-A 5.875%, 12/01/2047		19,500	21,364,340
6.00%, 12/01/2049		33,500	36,827,649
Chicago O’Hare International Airport 5.25%, 01/01/2053(a)		20,000	20,921,196
Series 2015-C 5.00%, 01/01/2034		1,665	1,680,435
Series 2016-B 5.00%, 01/01/2034		5,000	5,170,056
Series 2016-C 5.00%, 01/01/2035		1,625	1,677,277
5.00%, 01/01/2038		7,625	7,812,653
Series 2017-B 5.00%, 01/01/2036		12,000	12,555,438
5.00%, 01/01/2037		14,800	15,434,967
Series 2022 4.50%, 01/01/2048		10,000	10,033,709
4.625%, 01/01/2053		10,000	10,015,712
5.50%, 01/01/2055(a)		19,000	20,466,923
Chicago O’Hare International Airport (TrIPs Obligated Group) Series 2018 5.00%, 07/01/2033		645	673,070
5.00%, 07/01/2038		1,500	1,537,520
5.00%, 07/01/2048		5,000	5,020,943
Chicago Transit Authority Sales Tax Receipts Fund Series 2020-A 5.00%, 12/01/2045		5,000	5,212,545
5.00%, 12/01/2055		6,000	6,218,497
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052(d) (e) (j)		1,050	624,560
Eastern Illinois Economic Development Authority (City of Mattoon IL Sales & Hotel Tax) Series 2023 5.00%, 11/01/2033		1,000	992,315
6.00%, 05/01/2046		3,580	3,557,870

	Principal Amount (000)		U.S. $ Value

Illinois Finance Authority (Acero Charter Schools, Inc. Obligated Group) Series 2021 4.00%, 10/01/2035(c)	$	1,280	$1,168,897
4.00%, 10/01/2042(c)		4,150	3,403,745
Illinois Finance Authority (Ascension Health Credit Group) Series 2016-C 5.00%, 02/15/2041		2,835	2,897,642
Illinois Finance Authority (DePaul College Prep) Series 2023 4.30%, 08/01/2028(c)		1,220	1,219,998
4.50%, 08/01/2033(c)		1,275	1,287,201
5.25%, 08/01/2038(c)		2,595	2,705,347
5.50%, 08/01/2043(c)		3,125	3,241,990
5.625%, 08/01/2053(c)		7,250	7,424,048
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2035		1,000	885,335
4.00%, 09/01/2037		1,130	958,637
4.00%, 09/01/2039		2,000	1,642,886
4.00%, 09/01/2041		6,625	5,283,673
5.00%, 09/01/2036		2,095	2,022,811
5.00%, 09/01/2038		5,930	5,589,623
5.00%, 09/01/2040		2,285	2,112,479
Illinois Finance Authority (Lake Forest College) Series 2022-A 5.25%, 10/01/2052		1,500	1,513,930
5.50%, 10/01/2042		1,045	1,098,611
5.50%, 10/01/2047		1,000	1,034,922
Illinois Finance Authority (LRS Holdings LLC) Series 2023 7.375%, 09/01/2042(c)		23,500	25,122,174
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060		3,515	1,943,870
Illinois Finance Authority (Plymouth Place Obligated Group) Series 2022 4.75%, 11/15/2027		325	324,866
5.25%, 11/15/2027		1,525	1,524,356
6.50%, 05/15/2042		2,000	2,067,287
6.50%, 05/15/2047		2,000	2,041,294
6.625%, 05/15/2052		1,910	1,956,331
6.75%, 05/15/2058		1,765	1,815,346
Illinois Finance Authority (Pre-refunded - US Treasuries) Series 2015 5.25%, 05/15/2050		2,000	2,054,314

	Principal Amount (000)		U.S. $ Value

Illinois Finance Authority (Rosalind Franklin University of Medicine and Science) Series 2017-A 5.00%, 08/01/2042	$	1,000	$1,014,424
5.00%, 08/01/2047		2,475	2,493,342
Series 2017-C 5.00%, 08/01/2046		2,900	2,925,214
Illinois Finance Authority (Silver Cross Hospital Obligated Group) Series 2015-C 5.00%, 08/15/2035		4,750	4,837,411
Illinois Finance Authority (University of Illinois) Series 2020 4.00%, 10/01/2050		3,615	3,271,641
Illinois Finance Authority (Washington and Jane Smith Home (The)) Series 2022 4.00%, 10/15/2044		10,890	7,854,157
Illinois Housing Development Authority Series 2022 5.67%, 12/01/2025(c)		17,000	17,022,277
7.17%, 11/01/2038		1,675	1,713,757
Illinois State Toll Highway Authority Series 2015-A 5.00%, 01/01/2031		1,500	1,543,582
5.00%, 01/01/2032		1,625	1,671,801
Series 2015-B 5.00%, 01/01/2036		2,850	2,946,160
Series 2016-B 5.00%, 01/01/2041		3,450	3,542,284
Metropolitan Pier & Exposition Authority Series 2012 Zero Coupon, 12/15/2041		9,400	4,293,738
Zero Coupon, 12/15/2051		11,385	2,894,168
Series 2015-B 5.00%, 12/15/2045		13,300	13,468,818
Series 2017 0.00%, 12/15/2042(g)		1,400	1,039,046
Series 2017-A 5.00%, 06/15/2057		4,000	4,072,024
Series 2017-B Zero Coupon, 12/15/2054		9,850	2,121,275
Series 2020 5.00%, 06/15/2050		41,220	42,542,956
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority Lease) Series 2020 5.00%, 06/15/2042		2,675	2,829,362
State of Illinois Series 2010 7.35%, 07/01/2035		11,027	12,017,574
Series 2014 5.00%, 05/01/2031		7,615	7,639,526
Series 2016 5.00%, 02/01/2024		2,525	2,525,000
5.00%, 02/01/2027		19,125	20,120,368
5.00%, 02/01/2029		5,945	6,269,140
5.00%, 11/01/2032		5,245	5,443,491
5.00%, 11/01/2035		8,000	8,261,570

	Principal Amount (000)		U.S. $ Value

Series 2017-A 5.00%, 12/01/2025	$	3,510	$3,620,681
5.00%, 12/01/2026		6,000	6,303,100
5.00%, 12/01/2028		2,700	2,884,976
5.00%, 12/01/2034		2,585	2,731,152
Series 2017-C 5.00%, 11/01/2029		4,335	4,628,397
Series 2017-D 5.00%, 11/01/2026		16,070	16,853,618
5.00%, 11/01/2028		8,450	9,015,869
Series 2018-A 5.00%, 10/01/2024		3,000	3,030,519
5.00%, 10/01/2027		14,590	15,530,123
5.00%, 10/01/2028		1,710	1,850,329
5.00%, 10/01/2029		1,030	1,115,557
5.00%, 05/01/2030		2,185	2,351,357
Series 2019-B 4.00%, 11/01/2033		9,500	9,775,070
4.00%, 11/01/2036		16,375	16,509,617
4.00%, 11/01/2037		16,920	16,972,464
5.00%, 11/01/2030		8,225	9,050,941
Series 2020 5.50%, 05/01/2030		2,750	3,068,661
5.75%, 05/01/2045		2,500	2,754,252
Series 2020-B 5.00%, 10/01/2030		2,000	2,229,892
Series 2021-A 5.00%, 12/01/2030		9,955	11,123,660
5.00%, 03/01/2035		2,700	2,991,208
5.00%, 03/01/2036		3,250	3,582,894
5.00%, 03/01/2037		3,750	4,112,993
5.00%, 03/01/2046		4,000	4,233,753
Series 2022-A 5.25%, 03/01/2037		2,500	2,815,452
5.50%, 03/01/2042		12,610	14,158,900
5.50%, 03/01/2047		4,500	4,961,625
Series 2022-B 5.25%, 10/01/2037		13,000	14,686,369
Series 2022-C 5.50%, 10/01/2045		19,000	21,170,587
Series 2023-B 5.00%, 05/01/2033		8,000	9,071,398
5.00%, 05/01/2036		5,000	5,583,853
5.25%, 05/01/2041		2,750	3,037,076
5.25%, 05/01/2042		5,000	5,499,531
5.25%, 05/01/2043		2,500	2,736,864
5.50%, 05/01/2047		5,000	5,518,983
Series 2023-C 5.00%, 05/01/2033		15,000	16,985,577
Series 2023-D 5.00%, 07/01/2036		5,000	5,581,235
State of Illinois Sales Tax Revenue Series 2024-C 5.00%, 06/15/2040(h)		1,525	1,714,131

	Principal Amount (000)		U.S. $ Value

Village of Antioch IL Special Service Areas No. 1 & 2 Series 2016-A 4.50%, 03/01/2033	$	3,159	$3,011,015
Series 2016-B 7.00%, 03/01/2033		1,469	1,439,807
Village of Pingree Grove IL Special Service Area No. 7 Series 2015 4.50%, 03/01/2025		333	332,729
5.00%, 03/01/2036		2,957	2,946,986
Series 2015-B 6.00%, 03/01/2036		824	828,586

			844,907,062

Indiana – 1.5%
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045		10,000	10,219,134
Indiana Finance Authority (Baptist Healthcare System Obligated Group) Series 2017 5.00%, 08/15/2051		3,905	3,954,625
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(f)		31,440	23,636,397
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2036(h)		1,440	1,643,432
5.00%, 10/01/2038(h)		1,220	1,363,988
5.00%, 10/01/2040(h)		1,000	1,107,625
5.00%, 10/01/2041(h)		1,500	1,652,380
5.00%, 10/01/2042(h)		1,435	1,573,637
5.00%, 10/01/2043(h)		1,550	1,690,913
5.00%, 10/01/2044(h)		1,600	1,739,583
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2037		2,620	2,457,558
4.00%, 04/01/2039		1,630	1,454,798
4.00%, 04/01/2041		2,305	2,011,142
4.00%, 04/01/2042		2,400	2,068,915
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2021 4.00%, 11/15/2043		6,700	5,351,699
Series 2023-2 4.00%, 11/15/2024		905	895,384
4.00%, 11/15/2025		985	964,204
4.00%, 11/15/2028		1,000	957,018
4.00%, 11/15/2029		1,000	949,747
4.00%, 11/15/2037		1,800	1,566,628
Indiana Finance Authority (Marquette Manor) Series 2015-A 5.00%, 03/01/2030		1,000	1,003,295

	Principal Amount (000)		U.S. $ Value

Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030	$	11,725	$10,940,544
Series 2020-A 3.00%, 11/01/2030		7,290	6,802,265
Series 2021-B 2.50%, 11/01/2030		5,065	4,578,430
Indiana Finance Authority (University of Evansville) Series 2022 5.00%, 09/01/2029		1,755	1,827,520
5.00%, 09/01/2030		1,845	1,931,765
5.00%, 09/01/2031		1,935	2,031,503
5.00%, 09/01/2032		2,035	2,142,396
5.25%, 09/01/2037		3,415	3,554,410
5.25%, 09/01/2044		10,000	10,126,834
5.25%, 09/01/2057		2,010	1,967,549
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-A 5.25%, 04/01/2041(c)		1,000	800,255
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043		6,670	7,273,374
6.00%, 03/01/2053		9,200	9,942,867
6.125%, 03/01/2057		10,810	11,715,995
Series 2023-F 7.75%, 03/01/2067		10,750	11,397,940
BAM Series 2023 5.25%, 03/01/2067		16,800	18,124,527

			173,420,276

Iowa – 0.7%
Iowa Finance Authority (Iowa Fertilizer Co., LLC) Series 2022 5.00%, 12/01/2050		35,950	37,699,891
Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group) Series 2018-A 5.00%, 05/15/2043		8,405	6,869,849
Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031		4,355	4,006,246
4.00%, 12/01/2041		7,810	6,252,740
4.00%, 12/01/2046		5,225	3,955,925
4.00%, 12/01/2051		9,340	6,816,807
Iowa Higher Education Loan Authority (Des Moines University Osteopathic Medical Center) Series 2022 5.375%, 10/01/2052		1,600	1,655,988

	Principal Amount (000)		U.S. $ Value

Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.50%, 11/01/2051	$	7,160	$6,499,399
Iowa Tobacco Settlement Authority Series 2021-A 4.00%, 06/01/2049		4,000	3,751,102

			77,507,947

Kansas – 0.4%
City of Overland Park KS Sales Tax Revenue Series 2022 6.00%, 11/15/2034(c)		1,850	1,940,654
6.50%, 11/15/2042(c)		13,650	14,085,408
City of Topeka KS (Congregational Home Obligated Group (The)) Series 2022-A 5.75%, 12/01/2033		2,740	2,758,205
6.25%, 12/01/2042		2,920	2,939,360
6.50%, 12/01/2052		6,000	6,039,314
Kansas Development Finance Authority (State of Kansas Department of Administration Lease) Series 2021-K 2.39%, 05/01/2036		8,000	6,097,661
Overland Park Development Corp. (City of Overland Park KS) Series 2019 5.00%, 03/01/2035		1,765	1,797,291
5.00%, 03/01/2037		2,070	2,104,357
5.00%, 03/01/2039		2,325	2,349,968
5.00%, 03/01/2044		1,000	1,002,837
5.00%, 03/01/2049		5,875	5,779,893
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 06/01/2040		1,375	1,302,932

			48,197,880

Kentucky – 1.8%
City of Ashland KY (Royal Blue Health LLC Obligated Group) Series 2019 4.00%, 02/01/2035		930	935,696
City of Henderson KY (Pratt Paper LLC) Series 2022 4.45%, 01/01/2042(c)		9,000	8,729,231
County of Trimble KY (Louisville Gas and Electric Co.) Series 2020 1.30%, 09/01/2044		8,500	7,498,956

	Principal Amount (000)		U.S. $ Value

Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2034	$	1,500	$1,577,932
5.00%, 08/15/2035		3,085	3,231,874
5.00%, 08/15/2037		1,550	1,607,211
5.00%, 08/15/2041		6,905	7,088,396
5.00%, 08/15/2046		2,740	2,786,567
Kentucky Economic Development Finance Authority (Carmel Manor, Inc.) Series 2022 4.50%, 10/01/2027		4,000	3,986,428
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044		9,040	9,349,374
5.00%, 08/01/2049		7,660	7,856,294
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/2042		1,685	1,353,080
5.50%, 11/15/2045		1,000	793,124
Series 2016 5.00%, 05/15/2031		2,000	1,838,769
Series 2016-A 5.00%, 05/15/2046		1,100	830,285
5.00%, 05/15/2051		2,000	1,462,424
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2015 5.25%, 06/01/2050		24,090	24,160,839
Series 2017-A 5.00%, 06/01/2031		2,000	2,062,841
5.00%, 06/01/2032		3,500	3,609,237
5.00%, 06/01/2037		4,325	4,419,419
5.00%, 06/01/2041		4,300	4,351,846
5.00%, 06/01/2045		8,750	8,823,224
5.25%, 06/01/2041		6,750	6,903,841
Series 2017-B 5.00%, 06/01/2040		5,000	5,070,676
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.50%, 11/15/2035		2,265	2,128,154
5.75%, 11/15/2045		3,350	2,935,664
Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 4.65%, 05/01/2025(c)		2,665	2,660,989
5.75%, 11/01/2040(c)		12,370	12,469,729
Series 2022-B 6.75%, 11/01/2040(c)		2,050	2,065,712

	Principal Amount (000)		U.S. $ Value

Kentucky Public Energy Authority (Morgan Stanley) Series 2019-C 4.00%, 02/01/2050	$	3,170	$3,175,448
Series 2022-A 4.00%, 08/01/2052		11,290	11,306,062
Series 2023-A 5.25%, 04/01/2054		10,000	10,861,485
5.544% (SOFR + 1.98%), 04/01/2054(b)		25,000	25,000,000
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2033		8,205	8,517,245
Series 2020 5.00%, 10/01/2047		1,965	2,147,102
Series 2020-A 5.00%, 10/01/2038		965	1,019,557

			204,614,711

Louisiana – 0.8%
Jefferson Sales Tax District AGM Series 2017-B 5.00%, 12/01/2034		1,000	1,067,858
5.00%, 12/01/2036		2,400	2,541,403
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration Corp. ELL System Restoration Revenue) Series 2022 4.475%, 08/01/2039		10,000	9,555,305
Series 2023 5.048%, 12/01/2034		10,000	10,311,252
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.00%, 11/15/2035		2,100	2,078,825
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2034(a)		8,985	9,433,369
5.00%, 10/01/2036(a)		8,460	8,825,848
5.00%, 10/01/2037(a)		5,000	5,194,543
5.00%, 10/01/2044(a)		5,155	5,296,211
Louisiana Public Facilities Authority (Geo Prep Mid-City of Greater Baton Rouge) Series 2022 5.625%, 06/01/2037(c)		415	421,309
6.25%, 06/01/2062(c)		1,425	1,446,577

	Principal Amount (000)		U.S. $ Value

Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039(e)	$	2,750	$27
Series 2014-A 7.50%, 07/01/2023(k)		1,250	13
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Auxiliary Revenue) Series 2019 5.00%, 07/01/2059		10,270	10,500,836
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2017 5.00%, 07/01/2042		1,500	1,543,069
5.00%, 07/01/2047		6,515	6,658,675
5.00%, 07/01/2052		7,300	7,422,137
5.00%, 07/01/2057		2,250	2,283,270
Louisiana Public Facilities Authority (Prerefunded - US Govt Agencies) Series 2016 5.00%, 05/15/2047		10	10,449
New Orleans Aviation Board Series 2017-B 5.00%, 01/01/2043		1,000	1,015,559
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(c)		3,690	4,019,762
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.10%, 06/01/2037		2,465	2,437,804
2.20%, 06/01/2037		3,700	3,508,132
St. Tammany Parish Finance Authority (Christwood) Series 2015 5.25%, 11/15/2037		1,050	990,846

			96,563,079

Maine – 0.1%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 01/01/2025(c)		4,630	4,643,283
Series 2018-R2 4.375%, 08/01/2035(c)		1,700	1,686,780
Maine Health & Higher Educational Facilities Authority (Maine Medical Center) Series 2018-A 5.00%, 07/01/2043		3,370	3,513,177
5.00%, 07/01/2048		6,250	6,483,501

			16,326,741

	Principal Amount (000)		U.S. $ Value

Maryland – 1.4%
City of Baltimore MD (City of Baltimore MD Harbor Point Special Taxing District) Series 2019 3.625%, 06/01/2046(c)	$	1,750	$1,466,758
Series 2019-B 3.875%, 06/01/2046(c)		300	252,904
City of Baltimore MD (East Baltimore Research Park Project) Series 2017-A 5.00%, 09/01/2038		1,000	1,007,786
County of Frederick MD (County of Frederick MD Urbana Community Development Authority) Series 2020-C 4.00%, 07/01/2050(c)		2,610	2,348,902
Maryland Economic Development Corp. (City of Baltimore MD Port Covington Development District) Series 2020 4.00%, 09/01/2050		1,500	1,273,639
Maryland Economic Development Corp. (Maryland Econ Dev Corp.-Morgan View & Thurgood Marshall Student Hsg) Series 2020 4.25%, 07/01/2050		1,130	1,032,248
Maryland Economic Development Corp. (Maryland Economic Development Corp. Morgan View & Thurgood Marshall Student Hsg) Series 2022 5.75%, 07/01/2053		2,860	3,087,704
6.00%, 07/01/2058		10,000	10,955,219
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.00%, 12/31/2036		3,200	3,393,932
5.00%, 06/30/2037		2,400	2,536,990
5.00%, 12/31/2037		2,605	2,742,774
5.00%, 06/30/2038		2,920	3,060,825
5.00%, 12/31/2038		1,015	1,063,069
5.25%, 06/30/2047		3,125	3,226,181
5.25%, 06/30/2052		50,415	51,739,765
5.25%, 06/30/2055		6,980	7,148,179
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) Series 2015 5.00%, 07/01/2031		3,245	3,314,415
Maryland Health & Higher Educational Facilities Authority (TidalHealth Obligated Group) Series 2020 4.00%, 07/01/2036		2,520	2,551,846
4.00%, 07/01/2037		2,575	2,588,345
4.00%, 07/01/2038		1,555	1,553,298
4.00%, 07/01/2040		1,645	1,618,842
5.00%, 07/01/2046		22,040	23,188,341
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050(a)		29,840	34,537,034

			165,688,996

	Principal Amount (000)		U.S. $ Value

Massachusetts – 0.6%
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2047	$	8,170	$8,218,590
Series 2017-A 5.00%, 01/01/2040		670	684,383
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2043		3,405	3,427,237
Massachusetts Development Finance Agency (Lasell University) Series 2021 4.00%, 07/01/2027		250	245,612
4.00%, 07/01/2028		325	318,295
4.00%, 07/01/2029		340	332,061
4.00%, 07/01/2040		3,005	2,616,049
4.00%, 07/01/2050		1,615	1,287,174
Massachusetts Development Finance Agency (Merrimack College) Series 2017 5.00%, 07/01/2047		3,665	3,683,242
Series 2022 5.00%, 07/01/2052		1,150	1,156,627
Massachusetts Development Finance Agency (Salem Community Corp. Obligated Group) Series 2022 5.25%, 01/01/2050		2,680	2,325,758
Massachusetts Development Finance Agency (Simmons University) Series 2018-L 5.00%, 10/01/2034		1,360	1,426,644
5.00%, 10/01/2035		1,000	1,046,057
Series 2023 5.00%, 10/01/2043		1,100	1,124,162
5.25%, 10/01/2036		415	450,733
5.25%, 10/01/2037		500	538,181
5.25%, 10/01/2038		515	549,510
5.25%, 10/01/2039		520	551,152
Massachusetts Development Finance Agency (South Shore Hospital, Inc. Obligated Group) Series 2016-I 5.00%, 07/01/2031		1,350	1,392,263
5.00%, 07/01/2041		2,500	2,526,296
Massachusetts Development Finance Agency (Springfield College) Series 2021 4.00%, 06/01/2056		4,000	3,297,411
5.00%, 06/01/2026		420	429,124
5.00%, 06/01/2027		445	459,776
5.00%, 06/01/2028		1,850	1,930,042
Series 2021-B 4.00%, 06/01/2035		2,300	2,285,048
4.00%, 06/01/2050		1,700	1,445,229
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2013-G 5.00%, 07/01/2037		2,550	2,550,650
Series 2019-A 5.00%, 07/01/2036		1,000	1,024,556

	Principal Amount (000)		U.S. $ Value

Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2041	$	1,480	$1,504,705
5.00%, 07/01/2046		2,500	2,532,342
Massachusetts Port Authority Series 2021-E 5.00%, 07/01/2051		2,260	2,360,138
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2009 5.715%, 08/15/2039		10,255	10,914,259

			64,633,306

Michigan – 1.0%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044(g)		10,000	7,539,962
Series 2018 5.00%, 04/01/2033		1,000	1,041,371
5.00%, 04/01/2034		2,250	2,341,420
5.00%, 04/01/2035		1,000	1,038,805
5.00%, 04/01/2036		700	724,756
5.00%, 04/01/2038		2,135	2,191,403
Series 2020 5.50%, 04/01/2045		1,690	1,776,883
5.50%, 04/01/2050		2,170	2,259,101
Series 2021-A 5.00%, 04/01/2038		1,100	1,152,595
5.00%, 04/01/2046		2,030	2,071,837
5.00%, 04/01/2050		1,000	1,014,174
Series 2023-A 5.25%, 05/01/2024		1,000	1,002,358
5.25%, 05/01/2025		1,750	1,775,256
5.25%, 05/01/2027		300	313,524
5.25%, 05/01/2029		700	750,238
Series 2023-B 6.844%, 05/01/2028		1,500	1,512,526
Series 2023-C 6.00%, 05/01/2043		1,250	1,401,152
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017-A 5.00%, 11/01/2032		1,055	1,030,824
5.00%, 11/01/2037		600	563,557
Great Lakes Water Authority Water Supply System Revenue Series 2016-A 5.00%, 07/01/2046(a)		1,025	1,049,081
Series 2016-D 5.00%, 07/01/2036(a)		25,210	26,198,333

	Principal Amount (000)		U.S. $ Value

Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) Series 2019 5.00%, 05/15/2037	$	1,100	$1,017,241
Series 2020 5.00%, 05/15/2055		6,860	5,575,641
Kalamazoo Hospital Finance Authority (Pre-refunded - US Treasuries) Series 2016 4.00%, 05/15/2031		10	10,240
4.00%, 05/15/2032		20	20,481
4.00%, 05/15/2033		30	30,721
4.00%, 05/15/2036		65	66,563
Michigan Finance Authority (Albion College) Series 2022 4.00%, 12/01/2046		2,120	1,638,656
4.00%, 12/01/2051		2,165	1,595,217
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014-D4 5.00%, 07/01/2029		1,100	1,107,242
5.00%, 07/01/2034		1,000	1,006,336
Series 2015-D1 5.00%, 07/01/2034		2,000	2,036,793
Series 2015-D2 5.00%, 07/01/2034		3,400	3,452,096
Michigan Finance Authority (Henry Ford Health System Obligated Group) Series 2016 5.00%, 11/15/2032		3,850	4,029,666
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039		5,000	4,584,697
4.00%, 06/01/2049		5,000	4,595,779
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2031		1,450	1,457,278
5.00%, 07/01/2032		3,000	3,014,859
5.00%, 07/01/2033		3,500	3,517,227
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 06/30/2048		8,600	8,778,894
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2008-C Zero Coupon, 06/01/2058		241,050	10,414,855
Wayne State University Series 2018-A 5.00%, 11/15/2043		4,000	4,187,222

			120,886,860

	Principal Amount (000)		U.S. $ Value

Minnesota – 0.9%
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.21%, 01/01/2042(c) (g)	$	23,500	$24,021,049
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(c)		19,500	19,627,674
City of Fridley MN (Roers Fridley Apartments Owner II LLC) Series 2023-A 5.75%, 06/01/2041(c)		6,635	6,584,113
City of Ramsey MN (Pact Charter School) Series 2022-A 5.00%, 06/01/2032		11,800	11,875,972
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.30%, 07/01/2028(c)		7,075	7,080,269
5.66%, 07/01/2041(c)		19,240	19,322,511
Duluth Economic Development Authority (Essentia Health Obligated Group) Series 2018-A 5.00%, 02/15/2048		425	432,227
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Hmong College Prep Academy) Series 2020 5.00%, 09/01/2040		1,390	1,332,472
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 3.00%, 06/01/2031(c)		900	761,810
4.00%, 06/01/2041(c)		1,120	849,612
4.00%, 06/01/2051(c)		1,250	843,322
4.00%, 06/01/2056(c)		2,180	1,419,220
Minnesota Higher Education Facilities Authority (College of St. Scholastica, Inc.) Series 2019 4.00%, 12/01/2040		5,700	5,266,802
Minnesota Higher Education Facilities Authority (St. Catherine University) Series 2018-A 5.00%, 10/01/2045		1,900	1,931,189

			101,348,242

Mississippi – 0.4%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029(f)		14,500	14,325,855

	Principal Amount (000)		U.S. $ Value

Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2041(c)	$	2,500	$2,152,311
5.00%, 10/01/2024(c)		880	883,710
5.00%, 10/01/2026(c)		1,700	1,731,103
5.00%, 10/01/2027(c)		900	924,354
5.00%, 10/01/2028(c)		1,900	1,967,462
5.00%, 10/01/2033(c)		2,270	2,372,743
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016-A 5.00%, 09/01/2036		1,645	1,684,578
5.00%, 09/01/2041		16,350	16,612,859
Mississippi Hospital Equipment & Facilities Authority (Forrest County General Hospital) Series 2019 4.00%, 01/01/2037		720	724,607
5.00%, 01/01/2035		1,230	1,333,944

			44,713,526

Missouri – 0.8%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017-A 5.00%, 03/01/2036		2,810	2,937,315
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2016-A 5.00%, 02/01/2046		1,000	951,336
Series 2019 4.00%, 02/01/2042		18,770	16,079,131
4.00%, 02/01/2048		21,850	17,561,369
5.00%, 02/01/2042		620	602,796
5.00%, 02/01/2048		2,600	2,451,024
Kansas City Industrial Development Authority Series 2019 5.00%, 07/01/2040(c)		2,800	2,526,732
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 2.00%, 11/15/2046		2,319	108,277
5.00%, 11/15/2046		5,196	3,699,495
Series 2021-A 10.00%, 11/15/2037		1,601	1,408,375
Series 2021-C 7.50%, 11/15/2046		1,279	992,641
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2014-A 5.25%, 08/15/2039		2,330	2,152,721
Series 2016-A 5.00%, 08/15/2036		1,300	1,210,416
5.00%, 08/15/2046		1,760	1,492,139
5.00%, 08/15/2051		1,000	829,890
Series 2018 5.00%, 08/15/2042		6,940	6,078,258
Series 2021-A 5.00%, 08/15/2056		10,000	8,140,235

	Principal Amount (000)		U.S. $ Value

Missouri Joint Municipal Electric Utility Commission (Missouri Joint Municipal Electric Utility Commission Plum Point Project Revenue) Series 2014-A 5.00%, 01/01/2031	$	3,240	$3,278,199
St. Louis County Industrial Development Authority (Friendship Village St. Louis Obligated Group) Series 2018 5.25%, 09/01/2053		7,560	6,954,867
St. Louis County Industrial Development Authority (St. Andrews Resources for Seniors Obligated Group) Series 2015-A 5.00%, 12/01/2035		2,000	1,912,044
5.125%, 12/01/2045		4,500	3,969,145
Taney County Industrial Development Authority (Taney County Industrial Development Authority Lease) Series 2023 5.00%, 10/01/2033(c)		1,000	1,006,900
6.00%, 10/01/2049(c)		2,475	2,483,682

			88,826,987

Montana – 0.0%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2034		1,085	1,127,755

Nebraska – 0.3%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054		11,255	11,893,000
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017-A 5.00%, 09/01/2031		2,050	2,197,565
5.00%, 09/01/2034		1,510	1,643,556
5.00%, 09/01/2036		5,000	5,403,955
5.00%, 09/01/2037		8,715	9,368,367
Series 2022-1 5.00%, 05/01/2053		5,000	5,250,500

			35,756,943

Nevada – 0.6%
Carson City NV (Carson Tahoe Regional Healthcare) Series 2017 5.00%, 09/01/2037		1,160	1,189,092
5.00%, 09/01/2047		2,775	2,813,189
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(c)		22,000	2,913,550

	Principal Amount (000)		U.S. $ Value

City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(c)	$	2,790	$2,654,117
Clark County School District Series 2017-C 5.00%, 06/15/2033		5,775	6,152,809
5.00%, 06/15/2034		5,000	5,319,608
5.00%, 06/15/2035		2,635	2,797,518
5.00%, 06/15/2036		3,700	3,704,295
AGM Series 2019-B 3.00%, 06/15/2037		5,185	4,708,814
Las Vegas Redevelopment Agency (Las Vegas Redevelopment Agency Redevelopment Area 1) Series 2016 5.00%, 06/15/2040		1,800	1,834,676
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2023 8.125%, 01/01/2050(c)		25,800	26,126,801
Tahoe-Douglas Visitors Authority Series 2020 5.00%, 07/01/2040		4,200	4,316,679
5.00%, 07/01/2045		2,800	2,834,591
5.00%, 07/01/2051		7,500	7,526,113

			74,891,852

New Hampshire – 0.4%
New Hampshire Business Finance Authority (Covanta Holding Corp.) Series 2018 4.625%, 11/01/2042(c)		10,000	8,636,055
4.875%, 11/01/2042(c)		12,520	11,166,355
Series 2020-A 3.625%, 07/01/2043(c)		4,800	3,738,311
Series 2020-B 3.75%, 07/01/2045(c)		4,785	3,789,761
New Hampshire Business Finance Authority (Presbyterian Homes Obligated Group/PA) Series 2023 5.25%, 07/01/2048		2,000	2,057,428
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Obligated Group) Series 2020-A 5.00%, 08/01/2059		20,000	21,740,284

			51,128,194

New Jersey – 3.7%
Camden County Improvement Authority (The) (KIPP Cooper Norcross Obligated Group) Series 2022 6.00%, 06/15/2047		1,030	1,127,533
6.00%, 06/15/2062		5,075	5,484,024

	Principal Amount (000)		U.S. $ Value

Essex County Improvement Authority (North Star Academy Charter School of Newark, Inc.) Series 2020 4.00%, 07/15/2050(c)	$	1,260	$1,100,788
New Jersey Economic Development Authority (Lutheran Social Ministries at Crane’s Mill, Inc.) Series 2018 5.00%, 01/01/2034		1,500	1,443,197
5.00%, 01/01/2039		2,500	2,285,692
5.00%, 01/01/2049		3,000	2,539,300
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2018-A 5.00%, 06/15/2042		4,385	4,572,632
5.00%, 06/15/2047		1,500	1,550,092
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2047		1,000	1,010,153
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034		6,045	6,047,859
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037		8,895	9,094,400
5.00%, 10/01/2047		7,210	7,264,677
New Jersey Economic Development Authority (State of New Jersey Department of the Treasury Lease) Series 2019 5.00%, 06/15/2030		2,990	3,339,754
5.00%, 06/15/2035		2,750	3,035,305
5.00%, 06/15/2037		2,000	2,183,068
New Jersey Economic Development Authority (State of New Jersey Division of Property Management & Construction Lease) Series 2018-C 5.00%, 06/15/2042		7,085	7,388,164
New Jersey Economic Development Authority (State of New Jersey Motor Vehicle Surcharge Revenue Lease) Series 2017-A 5.00%, 07/01/2033		1,640	1,703,150
New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.00%, 06/15/2024(h)		1,250	1,253,064
5.00%, 06/15/2026(h)		6,500	6,775,961
5.00%, 06/15/2035(h)		1,500	1,752,663
5.25%, 06/15/2036(h)		3,000	3,542,392
5.25%, 06/15/2037(h)		3,065	3,584,265
5.25%, 06/15/2039(h)		3,000	3,464,496

	Principal Amount (000)		U.S. $ Value

New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012-A 5.125%, 06/15/2043	$	735	$735,177
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029		8,270	8,286,002
Series 2014-B 5.625%, 11/15/2030		1,475	1,490,064
New Jersey Educational Facilities Authority (Stevens Institute of Technology International, Inc.) Series 2020-A 4.00%, 07/01/2050		1,805	1,649,852
5.00%, 07/01/2045		4,460	4,609,636
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group) Series 2017-A 5.00%, 07/01/2035		1,300	1,386,050
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2036		1,000	1,048,775
5.00%, 07/01/2042		7,645	7,886,353
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2035		1,070	1,141,517
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2014 5.00%, 07/01/2044		2,040	2,047,198
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027		1,000	1,042,528
5.00%, 06/15/2028		21,660	22,607,261
5.00%, 06/15/2029		13,435	14,024,852
5.00%, 06/15/2030		6,000	6,262,093
Series 2018-A 5.00%, 06/15/2029		1,910	1,993,857
5.00%, 06/15/2030		24,975	26,065,960
5.00%, 06/15/2031		12,000	12,518,836
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2014-A 5.00%, 06/15/2038		1,000	1,002,531
Series 2015-A 5.00%, 06/15/2045		8,450	8,543,870
Series 2018-A 5.00%, 12/15/2033		22,085	24,058,290
5.00%, 12/15/2034		7,135	7,743,309

	Principal Amount (000)		U.S. $ Value

5.00%, 12/15/2035	$	5,230	$5,647,312
Series 2019 5.00%, 06/15/2034		1,000	1,087,136
5.00%, 06/15/2038		2,670	2,850,697
5.00%, 06/15/2046		2,325	2,426,076
Series 2019-B 4.00%, 06/15/2037		770	782,843
Series 2023-A 5.00%, 06/15/2039		5,085	5,768,452
5.00%, 06/15/2040		4,000	4,507,669
Series 2023-B 5.00%, 06/15/2042		9,040	10,123,630
5.25%, 06/15/2050		20,000	22,050,172
New Jersey Turnpike Authority Series 2019-A 5.00%, 01/01/2048		11,320	11,986,080
Passaic County Improvement Authority (The) (Paterson Arts & Science Charter School) Series 2023 4.25%, 07/01/2033		630	644,984
5.25%, 07/01/2043		1,020	1,060,978
South Jersey Transportation Authority Series 2022 4.625%, 11/01/2047		5,000	5,125,423
Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2031		1,425	1,531,375
Series 2018-B 5.00%, 06/01/2046		118,100	120,118,967

			433,398,434

New Mexico – 0.2%
City of Santa Fe NM (El Castillo Retirement Residences Obligated Group) Series 2019 5.00%, 05/15/2039		480	439,102
5.00%, 05/15/2044		500	441,740
5.00%, 05/15/2049		1,200	1,010,512
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2039		1,875	1,635,039
5.00%, 07/01/2049		18,760	14,948,332

			18,474,725

New York – 7.2%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(c)		45,950	45,975,167
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2062(c)		1,500	1,526,100
Build NYC Resource Corp. (Global Community Charter School) Series 2022 5.00%, 06/15/2057		1,050	1,008,805

	Principal Amount (000)		U.S. $ Value

Build NYC Resource Corp. (Integration Charter Schools) Series 2021 4.00%, 06/01/2025(c)	$	355	$348,266
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2052		2,000	2,081,993
5.25%, 07/01/2062		4,500	4,649,203
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2039		1,560	936,000
5.25%, 11/01/2034		2,240	1,344,000
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(c)		1,250	1,216,675
Build NYC Resource Corp. (South Bronx Charter School For International Cultures & The Arts) Series 2023 7.00%, 04/15/2053(c)		4,360	4,623,239
7.00%, 04/15/2058(c)		11,305	11,946,845
City of New York NY Series 2018-E 5.00%, 03/01/2037(a)		7,500	8,063,296
5.00%, 03/01/2038(a)		10,000	10,710,195
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2045		9,600	9,830,436
5.00%, 07/01/2051		17,400	17,613,185
Hempstead Town Local Development Corp. (Evergreen Charter School, Inc.) Series 2022-A 5.25%, 06/15/2052		12,920	12,584,517
5.50%, 06/15/2057		7,350	7,359,237
Metropolitan Transportation Authority Series 2015-B 5.00%, 11/15/2032		3,715	3,767,296
Series 2015-C 5.00%, 11/15/2027		1,110	1,140,351
5.25%, 11/15/2030		4,000	4,101,793
Series 2015-D 5.00%, 11/15/2031		1,350	1,378,438
5.00%, 11/15/2032		5,135	5,242,279
5.00%, 11/15/2034		5,430	5,540,615
Series 2016-A 5.00%, 11/15/2032		3,440	3,558,116
Series 2016-C 4.00%, 11/15/2026		1,705	1,753,221
Series 2016-D 5.00%, 11/15/2027		5,695	5,951,834
5.00%, 11/15/2029		1,750	1,827,701

	Principal Amount (000)		U.S. $ Value

Series 2017-C 5.00%, 11/15/2028	$	12,930	$13,949,713
5.00%, 11/15/2029		16,435	17,746,649
5.00%, 11/15/2033		2,020	2,168,196
5.00%, 11/15/2034		6,810	7,294,519
Series 2017-D 4.00%, 11/15/2042		1,000	978,723
Series 2018-B 5.00%, 11/15/2028		1,340	1,461,384
Series 2019-A 5.00%, 11/15/2048		3,075	3,092,255
Series 2019-C 5.00%, 11/15/2038		380	406,896
Series 2020-A 4.00%, 11/15/2051		1,625	1,528,720
5.00%, 11/15/2045		4,740	5,117,810
5.00%, 11/15/2047		2,630	2,762,597
5.00%, 11/15/2049		2,000	2,097,454
Series 2020-C 4.75%, 11/15/2045		23,880	24,501,169
5.00%, 11/15/2050		8,750	9,171,570
5.25%, 11/15/2055		15,885	16,820,137
Series 2020-D 4.00%, 11/15/2047		2,345	2,243,532
4.00%, 11/15/2048		7,150	6,806,202
4.00%, 11/15/2049		6,425	6,085,669
5.00%, 11/15/2043		5,000	5,311,173
Series 2020-E 5.00%, 11/15/2029		1,800	1,996,428
5.00%, 11/15/2030		2,345	2,631,953
5.00%, 11/15/2032		1,250	1,400,867
5.00%, 11/15/2033		1,500	1,677,035
Series 2021-A 4.00%, 11/15/2041		2,000	1,981,928
4.00%, 11/15/2043		2,000	1,960,354
4.00%, 11/15/2044		2,500	2,433,916
4.00%, 11/15/2046		3,840	3,695,856
4.00%, 11/15/2047		10,000	9,567,300
4.00%, 11/15/2048		1,285	1,223,212
4.00%, 11/15/2050		8,000	7,547,071
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.875%, 07/01/2052(c)		4,675	4,632,493
6.00%, 07/01/2057(c)		1,615	1,615,629
Monroe County Industrial Development Corp./NY (St Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2050		6,520	5,357,950
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2059(c)		1,620	1,615,513
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 5.00%, 01/01/2058(d) (e)		525	125,664
9.00%, 01/01/2041(d) (e) (f)		270	256,500

	Principal Amount (000)		U.S. $ Value

New York City Housing Development Corp. Series 2020 2.55%, 08/01/2040	$	3,645	$2,908,962
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2022-F 3.75%, 02/01/2033		13,000	12,111,724
3.85%, 02/01/2034		3,955	3,672,935
New York Counties Tobacco Trust V Series 2005 Zero Coupon, 06/01/2050		30,000	4,636,956
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(c)		13,560	13,572,439
5.375%, 11/15/2040(c)		3,395	3,397,420
7.25%, 11/15/2044(c)		9,665	9,758,125
New York Power Authority (New York Power Authority SFP Transmission Project) AGM Series 2023 5.00%, 11/15/2048		5,250	5,861,456
5.00%, 11/15/2053		7,000	7,745,626
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2030(c)		1,200	1,172,990
5.00%, 12/01/2031(c)		1,000	971,181
5.00%, 12/01/2034(c)		2,000	1,917,833
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2035		2,085	2,167,840
AGM Series 2020 3.00%, 09/01/2050		14,890	11,277,851
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2021 2.202%, 03/15/2034(a)		13,000	10,426,292
2.252%, 03/15/2032		13,000	10,899,024
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2057		14,965	14,686,825
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016-A 5.00%, 01/01/2041		3,800	3,902,200
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2028		15,300	15,854,319
5.00%, 01/01/2029		18,660	19,263,658
Series 2020 4.00%, 10/01/2030		13,980	13,955,355
4.375%, 10/01/2045		40,110	39,079,341
Series 2023 5.625%, 04/01/2040		11,250	12,186,796
6.00%, 04/01/2035		13,875	15,568,408

	Principal Amount (000)		U.S. $ Value

New York Transportation Development Corp. (Empire State Thruway Partners LLC) Series 2021 4.00%, 04/30/2053	$	5,170	$4,325,674
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 5.00%, 12/01/2039		1,510	1,607,602
5.00%, 12/01/2040		2,500	2,641,257
5.00%, 12/01/2041		11,500	12,091,416
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060		38,400	40,184,625
6.00%, 06/30/2054		29,580	32,649,576
AGM Series 2023 5.00%, 06/30/2049		5,000	5,247,437
5.125%, 06/30/2060		13,000	13,601,425
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2041		15,840	15,848,086
5.00%, 07/01/2046		6,895	6,895,597
5.25%, 01/01/2050		29,285	29,311,638
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018-A 4.75%, 11/01/2042(c)		13,765	12,082,138
Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 01/01/2046		1,005	809,109
Port Authority of New York & New Jersey Series 2021 3.175%, 07/15/2060		10,000	6,744,357
Series 2023-2 5.00%, 12/01/2034		6,960	7,972,720
Triborough Bridge & Tunnel Authority 5.25%, 05/15/2057(a)		10,000	10,994,714
Series 2020-A 5.00%, 11/15/2049		2,060	2,218,665
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.591%, 05/15/2036		4,000	3,110,632
2.917%, 05/15/2040		10,000	7,458,957
Series 2022-C 5.00%, 05/15/2047(a)		10,000	10,966,750
5.25%, 05/15/2052(a)		10,000	11,093,191
TSASC, Inc./NY Series 2017-A 5.00%, 06/01/2041		1,560	1,583,771

	Principal Amount (000)		U.S. $ Value

Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	$	860	$695,500
5.25%, 09/15/2042		365	286,950
5.25%, 09/15/2047		625	469,276
5.25%, 09/15/2053		1,340	967,389
Westchester County Local Development Corp. (Purchase Senior Learning Community Obligated Group) Series 2021 3.125%, 07/01/2025(c)		6,790	6,789,893
Western Regional Off-Track Betting Corp. Series 2021 3.00%, 12/01/2026(c)		830	780,185

			841,766,926

North Carolina – 0.4%
Fayetteville State University Series 2023 5.00%, 04/01/2027(c)		415	436,197
5.00%, 04/01/2028(c)		455	485,338
5.00%, 04/01/2029(c)		500	542,142
5.00%, 04/01/2030(c)		545	598,794
5.00%, 04/01/2031(c)		600	667,408
5.00%, 04/01/2034(c)		770	876,917
5.00%, 04/01/2036(c)		900	1,013,275
5.00%, 04/01/2037(c)		970	1,082,226
5.00%, 04/01/2040(c)		1,205	1,314,106
5.00%, 04/01/2042(c)		1,380	1,493,548
Greater Asheville Regional Airport Authority AGM Series 2022-A 5.50%, 07/01/2047		2,880	3,160,638
5.50%, 07/01/2052		5,000	5,436,239
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc. Obligated Group) Series 2017 5.00%, 07/01/2047		2,950	2,283,674
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.875%, 07/01/2040		5,000	4,095,173
5.00%, 07/01/2045		4,650	3,664,487
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2030		2,250	2,232,257
North Carolina Medical Care Commission (Sharon Towers) Series 2019-A 5.00%, 07/01/2044		1,000	883,139

	Principal Amount (000)		U.S. $ Value

North Carolina Turnpike Authority Series 2018 5.00%, 01/01/2040	$	5,000	$5,249,123
AGM Series 2024 Zero Coupon, 01/01/2050		11,750	3,423,279
Zero Coupon, 01/01/2051		7,490	2,060,689
Zero Coupon, 01/01/2052		6,435	1,672,919
Zero Coupon, 01/01/2053		1,750	430,733

			43,102,301

North Dakota – 0.3%
City of Grand Forks ND (Altru Health System Obligated Group) Series 2021 4.00%, 12/01/2035		4,000	3,824,090
4.00%, 12/01/2036		3,625	3,443,260
4.00%, 12/01/2037		1,190	1,129,697
4.00%, 12/01/2040		1,875	1,728,375
4.00%, 12/01/2041		1,865	1,705,652
5.00%, 12/01/2034		2,045	2,157,600
Series 2023-A 5.42%, 12/01/2053		5,270	5,536,979
AGM Series 2021 3.00%, 12/01/2051		4,000	2,942,520
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(d) (e) (f)		5,195	155,850
7.00%, 12/15/2043(d) (e) (f)		5,390	161,700
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2043		2,000	1,759,584
5.00%, 06/01/2048		8,000	6,728,985
5.00%, 06/01/2053		5,230	4,243,723

			35,518,015

Ohio – 3.6%
Akron Bath Copley Joint Township Hospital District (Summa Health System Obligated Group) Series 2020 3.00%, 11/15/2040		4,500	3,633,918
4.00%, 11/15/2036		1,000	975,141
4.00%, 11/15/2037		800	769,491
4.00%, 11/15/2038		750	712,012
American Municipal Power, Inc. (American Municipal Power Combined Hydroelectric Revenue) Series 2016-A 5.00%, 02/15/2041		6,000	6,123,610
5.00%, 02/15/2046		4,000	4,062,825
Buckeye Tobacco Settlement Financing Authority Series 2020-A 4.00%, 06/01/2048		10,000	9,236,824
Series 2020-B Zero Coupon, 06/01/2057		100,000	10,223,810
5.00%, 06/01/2055		141,270	133,376,115

	Principal Amount (000)		U.S. $ Value

City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037	$	3,765	$3,909,174
5.00%, 12/01/2047		3,735	3,783,225
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042		6,490	6,517,198
5.00%, 02/15/2052		5,680	5,680,686
5.25%, 02/15/2047		12,860	12,971,801
5.50%, 02/15/2057		9,370	9,482,800
County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049		3,755	3,119,493
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2034		8,075	8,769,662
5.00%, 06/01/2038		7,440	7,894,733
County of Hamilton OH (UC Health Obligated Group) Series 2020 5.00%, 09/15/2050		23,425	23,852,263
County of Hardin OH (Ohio Northern University) Series 2020 5.25%, 05/01/2040		500	466,284
5.50%, 05/01/2050		1,000	915,761
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.125%, 12/01/2049		2,210	1,733,222
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018 6.00%, 04/01/2038(d) (e) (f)		2,000	580,000
Series 2018-A 6.25%, 04/01/2049(d) (e) (f)		10,105	2,930,450
County of Ross OH (Adena Health System Obligated Group) Series 2019 5.00%, 12/01/2049		6,000	6,174,177
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.375%, 12/01/2037		1,000	1,055,062
6.625%, 12/01/2042		16,000	16,969,517
6.75%, 12/01/2052		33,685	35,785,108
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(c)		6,250	4,549,733
Series 2023 5.00%, 12/01/2053(c)		16,000	16,044,771
Ohio Air Quality Development Authority (American Electric Power Co., Inc.) Series 2019 2.40%, 12/01/2038		1,030	912,537

	Principal Amount (000)		U.S. $ Value

Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) Series 2019 3.25%, 09/01/2029	$	1,780	$1,707,586
Ohio Higher Educational Facility Commission (John Carroll University) Series 2022 4.00%, 10/01/2052		9,600	8,444,365
Port of Greater Cincinnati Development Authority Series 2021 4.375%, 06/15/2056		3,480	3,374,449
Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2041		3,000	2,663,292
4.00%, 01/01/2043		2,000	1,737,164
4.00%, 01/01/2046		2,000	1,690,554
4.00%, 01/01/2051		8,500	6,883,140
4.00%, 01/01/2057		6,500	5,106,305
University of Toledo Series 2023-B 4.617% (SOFR + 0.90%), 06/01/2036(a) (b)		50,590	49,176,925

			423,995,183

Oklahoma – 0.8%
Oklahoma Development Finance Authority (Oklahoma City University Obligated Group) Series 2019 5.00%, 08/01/2044		7,650	7,644,793
5.00%, 08/01/2049		12,780	12,430,038
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2038		1,000	983,737
5.25%, 08/15/2043		11,545	11,552,310
5.25%, 08/15/2048		7,500	7,436,227
5.50%, 08/15/2052		5,615	5,660,765
5.50%, 08/15/2057		21,080	21,216,822
Series 2022-A 5.50%, 08/15/2037		10,000	10,187,397
5.50%, 08/15/2041		11,995	12,015,511

			89,127,600

Oregon – 0.2%
Clackamas County Hospital Facility Authority (Rose Villa, Inc. Obligated Group) Series 2020-A 5.125%, 11/15/2040		750	722,550
5.375%, 11/15/2055		2,940	2,707,499
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 5.00%, 08/15/2045(a)		4,500	4,741,379
5.00%, 08/15/2050(a)		5,500	5,776,375

	Principal Amount (000)		U.S. $ Value

Multnomah County School District No. 40 Series 2023-A Zero Coupon, 06/15/2043	$	6,430	$2,663,973
Oregon State Facilities Authority (Samaritan Health Services, Inc. Obligated Group) Series 2020 5.00%, 10/01/2040		1,750	1,841,362
Umatilla County School District No. 6R Umatilla Series 2023-B Zero Coupon, 06/15/2043		2,350	981,493
Zero Coupon, 06/15/2053		10,500	2,503,261

			21,937,892

Other – 0.2%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust Series 2023-2 6.00%, 10/05/2040(c)		17,944	18,395,794

Pennsylvania – 4.8%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018-A 5.00%, 04/01/2034		10,135	10,806,006
5.00%, 04/01/2035		12,500	13,288,239
5.00%, 04/01/2036		10,900	11,537,267
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Corp. Revenue) Series 2018 5.00%, 05/01/2033(c)		2,000	2,055,565
5.375%, 05/01/2042(c)		2,500	2,468,196
Series 2022 5.25%, 05/01/2042(c)		11,425	11,549,443
Berks County Industrial Development Authority (Highlands at Wyomissing (The)) Series 2018 5.00%, 05/15/2048		1,000	1,042,611
Berks County Industrial Development Authority (Tower Health Obligated Group) Series 2017 5.00%, 11/01/2047		8,925	4,610,707
5.00%, 11/01/2050		9,270	4,774,657
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2012-A 4.50%, 11/01/2041		4,050	2,092,362
Series 2020-B 5.00%, 02/01/2040		7,000	4,958,083
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2046		10,850	8,511,761
4.00%, 07/01/2051		13,300	9,966,206
5.00%, 07/01/2030		675	644,535
5.00%, 07/01/2031		2,300	2,182,006
5.00%, 07/01/2032		500	472,417
5.00%, 07/01/2033		1,170	1,099,057

	Principal Amount (000)		U.S. $ Value

5.00%, 07/01/2034	$	1,300	$1,212,625
5.00%, 07/01/2035		1,555	1,442,490
5.00%, 07/01/2036		1,225	1,121,045
5.00%, 07/01/2038		1,000	895,481
5.00%, 07/01/2040		2,500	2,185,227
5.00%, 07/01/2041		4,630	3,997,299
5.00%, 07/01/2054		15,100	12,135,425
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2043		1,350	1,309,699
6.00%, 10/01/2048		9,000	8,851,287
Chester County Industrial Development Authority (Collegium Charter School) Series 2017-A 5.125%, 10/15/2037		1,500	1,454,870
5.25%, 10/15/2047		3,830	3,500,379
Series 2022 6.00%, 10/15/2052(c)		1,075	1,070,508
Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District) Series 2018 5.125%, 03/01/2048(c)		874	836,682
City of Philadelphia PA Series 2017 5.00%, 08/01/2029		6,000	6,434,459
5.00%, 08/01/2031		6,110	6,546,823
Series 2017-A 5.00%, 08/01/2033		3,000	3,199,619
5.00%, 08/01/2034		10,000	10,705,823
City of Philadelphia PA Water & Wastewater Revenue 2.189%, 07/01/2032(a)		3,725	3,082,502
2.289%, 07/01/2033(a)		3,060	2,492,259
Series 2017-A 5.00%, 10/01/2035		3,805	4,091,823
5.00%, 10/01/2036		1,300	1,393,031
Series 2021-B 2.926%, 07/01/2045		5,000	3,766,075
County of Lehigh PA (Lehigh Valley Health Network Obligated Group) Series 2016-A 4.00%, 07/01/2035		10,000	10,041,948
Series 2019 5.00%, 07/01/2044		6,885	7,196,624
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046		1,175	1,195,352
6.00%, 06/01/2051		2,200	2,225,701
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2019 5.00%, 01/01/2045		1,815	1,602,230

	Principal Amount (000)		U.S. $ Value

Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2032	$	1,750	$1,699,977
Geisinger Authority (Geisinger Health System Obligated Group) Series 2020 5.00%, 04/01/2050(a)		10,000	10,409,669
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040		2,000	1,733,936
5.00%, 03/01/2050		500	401,048
Series 2022 5.00%, 03/01/2029		2,170	2,103,702
Montgomery County Higher Education and Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2047		1,500	1,412,328
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2035		3,600	3,820,401
Series 2019 5.00%, 09/01/2051		2,300	2,353,069
Series 2022 4.00%, 05/01/2052		5,900	5,474,619
5.00%, 05/01/2057(a)		16,395	17,187,977
Montgomery County Industrial Development Authority/PA (Whitemarsh Continuing Care Retirement Community) Series 2015 5.25%, 01/01/2040		4,740	4,328,587
Moon Industrial Development Authority (Baptist Homes Society Obligated Group) Series 2015 6.125%, 07/01/2050		2,500	1,843,899
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035		5,135	4,246,701
6.00%, 07/01/2045		2,600	1,941,225
Northeastern Pennsylvania Hospital and Education Authority (Wilkes University) Series 2016-A 5.00%, 03/01/2037		2,675	2,674,952
Series 2016-B 5.25%, 03/01/2031		1,640	1,664,825
5.25%, 03/01/2037		1,170	1,176,983
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 5.75%, 06/30/2048		11,000	12,221,859
6.00%, 06/30/2061		22,100	24,942,997

	Principal Amount (000)		U.S. $ Value

AGM Series 2022 5.00%, 12/31/2057(a)	$	18,000	$19,046,462
5.75%, 12/31/2062(a)		12,500	14,046,395
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019 3.25%, 08/01/2039(c)		2,330	1,722,074
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029		27,920	27,459,342
Pennsylvania Economic Development Financing Authority (Pennsylvania Economic Development Finance Authority Sewage) Series 2020 4.00%, 01/01/2027		1,530	1,528,378
4.00%, 01/01/2029		450	449,617
4.00%, 01/01/2030		1,575	1,579,596
4.00%, 01/01/2032		800	801,772
Pennsylvania Economic Development Financing Authority (Presbyterian Homes Obligated Group/PA) Series 2023 5.25%, 07/01/2046		2,500	2,584,010
5.25%, 07/01/2049		1,215	1,246,508
Pennsylvania Higher Educational Facilities Authority (Drexel University) Series 2016 5.00%, 05/01/2032		1,000	1,027,555
Pennsylvania Turnpike Commission 5.00%, 12/01/2046(a)		26,610	29,000,145
Series 2016 5.00%, 06/01/2037		4,000	4,101,407
Series 2017-B 5.00%, 06/01/2035		7,850	8,302,431
5.00%, 06/01/2036		5,000	5,272,169
Series 2018-A 5.00%, 12/01/2043		10,000	10,611,366
Philadelphia Authority for Industrial Development (City of Philadelphia PA) Series 2018 5.00%, 05/01/2035		1,000	1,072,446
Philadelphia Authority for Industrial Development (MaST Community Charter School II) Series 2020 5.00%, 08/01/2040		600	607,769
5.00%, 08/01/2050		1,425	1,397,700
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2050		5,000	4,925,574
5.00%, 08/01/2054		3,560	3,464,210

	Principal Amount (000)		U.S. $ Value

Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2056	$	2,550	$1,906,878
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(c)		3,285	3,298,743
5.00%, 06/15/2050(c)		6,285	6,070,336
Philadelphia Authority for Industrial Development (Tacony Academy Charter School) Series 2023 5.00%, 06/15/2033(c)		1,070	1,089,170
5.375%, 06/15/2038(c)		1,270	1,280,610
Philadelphia Gas Works Co. Series 2017 5.00%, 08/01/2042		5,000	5,173,795
Pittsburgh Water & Sewer Authority AGM Series 2023-C 4.51%, 09/01/2040(a)		46,555	45,164,956
School District of Philadelphia (The) Series 2015-A 5.00%, 09/01/2034		1,615	1,648,147
5.00%, 09/01/2035		1,000	1,019,290
Series 2016-F 5.00%, 09/01/2033		3,000	3,093,536
5.00%, 09/01/2036		1,000	1,028,200
Series 2018-A 5.00%, 09/01/2034		1,000	1,070,838
5.00%, 09/01/2036		1,000	1,061,477
5.00%, 09/01/2037		1,000	1,056,512
5.00%, 09/01/2038		1,000	1,052,574
Series 2018-B 5.00%, 09/01/2043		3,000	3,127,143
Series 2019-A 5.00%, 09/01/2044		17,900	18,943,450
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-A 5.00%, 01/01/2051(c)		6,765	3,998,566
5.00%, 01/01/2057(c)		5,345	3,039,937
Series 2016-B 6.08%, 01/01/2026(c)		480	457,753
Series 2016-C Zero Coupon, 01/01/2036(c)		2,945	973,677
Series 2016-D Zero Coupon, 01/01/2057(f)		58,055	3,229,681
State Public School Building Authority (Harrisburg School District) AGM Series 2016 5.00%, 12/01/2029		1,365	1,439,790
5.00%, 12/01/2030		7,160	7,536,367

	Principal Amount (000)		U.S. $ Value

State Public School Building Authority (Pre-refunded – US Treasuries) AGM Series 2016 5.00%, 12/01/2029	$	220	$233,569
Union County Hospital Authority (Evangelical Community Hospital Obligated Group) Series 2018 5.00%, 08/01/2038		2,685	2,790,387
5.00%, 08/01/2043		5,750	5,954,720

			564,672,186

Puerto Rico – 3.1%
Children’s Trust Fund Series 2005-A Zero Coupon, 05/15/2050		8,370	1,566,798
Series 2008-A Zero Coupon, 05/15/2057		261,400	21,651,893
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024		345	338,668
Zero Coupon, 07/01/2033		6,410	4,076,217
4.00%, 07/01/2033		12,000	11,641,910
4.00%, 07/01/2035		4,200	4,006,574
4.00%, 07/01/2037		1,631	1,528,667
4.00%, 07/01/2041		2,217	2,021,318
4.00%, 07/01/2046		2,306	2,045,186
5.375%, 07/01/2025		6,285	6,386,449
5.625%, 07/01/2027		7,981	8,427,206
5.625%, 07/01/2029		2,542	2,752,769
5.75%, 07/01/2031		3,784	4,215,175
Series 2022-A Zero Coupon, 11/01/2051		12,831	5,421,015
Series 2022-C 0.00%, 11/01/2043		85,323	47,247,645
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040		6,497	6,090,721
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2008-A 6.125%, 07/01/2024		1,848	1,862,077
Series 2020-A 5.00%, 07/01/2030(c)		5,500	5,670,067
5.00%, 07/01/2035(c)		9,455	9,694,303
Series 2021-A 4.00%, 07/01/2042(c)		2,500	2,262,906
Series 2021-B 4.00%, 07/01/2042(c)		4,000	3,620,650
Puerto Rico Electric Power Authority Series 2007-T 5.00%, 07/01/2032(d) (e)		7,315	2,249,363
5.00%, 07/01/2037(d) (e)		15,260	4,692,450
Series 2008-W 5.25%, 07/01/2033(d) (e)		1,000	307,500
5.50%, 07/01/2038(d) (e)		10,490	3,133,887
Series 2010-A 5.25%, 07/01/2029(d) (e)		2,950	907,125

	Principal Amount (000)		U.S. $ Value

5.25%, 07/01/2030(d) (e)	$	1,040	$319,800
Series 2010-C 5.00%, 07/01/2024(d) (e)		1,735	533,513
5.25%, 07/01/2027(d) (e)		3,360	1,033,200
5.25%, 07/01/2028(d) (e)		500	153,750
Series 2010-DDD 5.00%, 07/01/2021(d) (k)		1,050	322,875
5.00%, 07/01/2022(d) (k)		950	292,125
Series 2010-X 5.25%, 07/01/2040(d) (e)		20,585	6,329,887
5.75%, 07/01/2036(d) (e)		7,375	2,267,812
Series 2010-ZZ 5.25%, 07/01/2018(d) (k)		3,500	1,076,250
5.25%, 07/01/2024(d) (e)		2,565	788,738
5.25%, 07/01/2025(d) (e)		620	190,650
Series 2012-A 5.00%, 07/01/2029(d) (e)		2,510	771,825
5.00%, 07/01/2042(d) (e)		2,125	653,438
5.05%, 07/01/2042		2,585	794,888
Series 2013-A 7.00%, 07/01/2033		1,700	522,750
7.00%, 07/01/2040(d) (e)		750	230,625
AGM Series 2007-V 5.25%, 07/01/2031		25,380	25,301,792
NATL Series 2007-V 5.25%, 07/01/2029		5,965	5,890,204
5.25%, 07/01/2033		9,250	9,166,336
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(d) (e)		21,370	14,959,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024		110 108,296
Zero Coupon, 07/01/2027		537	472,044
Zero Coupon, 07/01/2029		523	425,014
Zero Coupon, 07/01/2046		123,224	38,284,649
Zero Coupon, 07/01/2051		58,864	13,502,895
Series 2019-A 4.329%, 07/01/2040		15,975	15,875,200
4.55%, 07/01/2040		1,198	1,199,334
5.00%, 07/01/2058		54,251	54,291,081

			359,576,510

Rhode Island – 0.0%
Rhode Island Health and Educational Building Corp. (City of Woonsocket RI Lease) AGM Series 2017-A 5.00%, 05/15/2029		1,000	1,062,528

	Principal Amount (000)		U.S. $ Value

South Carolina – 2.0%
Columbia Housing Authority/SC Series 2022 4.80%, 11/01/2024	$	5,010	$4,925,446
5.26%, 11/01/2032		800	778,088
5.41%, 11/01/2039		12,570	12,042,065
6.28%, 11/01/2039		545	520,500
Greenville Housing Authority/SC Series 2023 6.16%, 05/01/2063(c)		16,000	15,998,131
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 10/01/2054(a)		30,000	32,320,209
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health, Inc.) Series 2020 5.00%, 12/01/2046		10,595	11,176,286
South Carolina Jobs-Economic Development Authority (FAH Pelham LLC) Series 2023 10.00%, 08/01/2039(c)		580	554,105
Series 2023-A 6.50%, 02/01/2056(c)		18,185	17,932,001
Series 2023-B 7.50%, 08/01/2047(c)		7,000	6,826,743
South Carolina Jobs-Economic Development Authority (International Paper Co.) Series 2023 4.00%, 04/01/2033		6,000	6,007,139
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031(c)		2,470	1,965,860
6.25%, 06/01/2040(c)		6,100	4,024,395
6.50%, 06/01/2051(c)		9,070	5,455,684
South Carolina Jobs-Economic Development Authority (Lutheran Homes of South Carolina Obligated Group) Series 2013 5.00%, 05/01/2043		1,000	820,341
5.125%, 05/01/2048		1,000	805,268
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments LLC) Series 2022 0.00%, 06/01/2052(g)		15,425	11,240,774

	Principal Amount (000)		U.S. $ Value

South Carolina Public Service Authority Series 2015-A 5.00%, 12/01/2050	$	33,180	$33,345,996
Series 2016-A 5.00%, 12/01/2034		3,815	3,929,933
5.00%, 12/01/2036		1,000	1,025,827
Series 2016-B 5.00%, 12/01/2037		2,000	2,055,853
5.00%, 12/01/2041		10,500	10,720,454
5.00%, 12/01/2056		7,350	7,400,284
Series 2021-A 4.00%, 12/01/2035		1,000	1,026,187
Series 2022 4.00%, 12/01/2038		550	550,174
4.00%, 12/01/2049		5,166	4,929,330
4.00%, 12/01/2050		5,155	4,891,793
5.00%, 12/01/2036		447	501,981
5.00%, 12/01/2038		1,742	1,924,702
Series 2022-A 4.00%, 12/01/2047		9,000	8,694,137
4.00%, 12/01/2052		10,000	9,404,242
5.00%, 12/01/2055		10,000	10,423,735

			234,217,663

South Dakota – 0.3%
County of Lincoln SD (Augustana College Association (The)) Series 2021 4.00%, 08/01/2056		2,415	2,010,023
4.00%, 08/01/2061		4,020	3,280,478
County of Lincoln SD (Augustana College Association/SD) Series 2021 4.00%, 08/01/2051		1,410	1,201,420
South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group) Series 2017 5.00%, 09/01/2040		15,035	15,546,032
South Dakota Health & Educational Facilities Authority (Regional Health System Obligated Group/SD) Series 2017 5.00%, 09/01/2033		3,260	3,444,956
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039		5,360	5,488,187

			30,971,096

Tennessee – 1.5%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(c)		9,080	8,397,652
5.125%, 12/01/2042(c)		29,990	27,081,954
Series 2016-B Zero Coupon, 12/01/2031(c)		2,000	1,272,953

	Principal Amount (000)		U.S. $ Value

Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 8.75%, 11/01/2032(c)	$	2,000	$2,020,470
9.25%, 11/01/2042(c)		5,250	5,302,604
9.50%, 11/01/2052(c)		14,835	14,981,737
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(d) (e) (f)		5,040	1,461,600
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2040		2,435	2,474,247
Series 2017-A 5.00%, 07/01/2048		2,335	2,392,564
Metropolitan Government Nashville & Davidson County Industrial Development Board (South Nashville Central Business Improvement District) Series 2021 Zero Coupon, 06/01/2043(c)		7,250	2,672,026
Metropolitan Nashville Airport Authority (The) Series 2022-B 5.25%, 07/01/2047		12,500	13,387,556
5.50%, 07/01/2052		9,000	9,771,972
Tennergy Corp./TN (Goldman Sachs Group, Inc. (The)) Series 2022-A 5.50%, 10/01/2053		27,000	28,808,263
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2021 5.00%, 05/01/2052		16,820	17,935,889
Series 2023-A 5.00%, 05/01/2053		26,300	27,334,589
Wilson County Health & Educational Facilities Board Series 2021 4.00%, 12/01/2039		10,000	8,232,883
4.25%, 12/01/2024		6,000	5,805,004

			179,333,963

Texas – 6.1%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-A 4.00%, 10/01/2050		4,070	3,302,444
Series 2021-B 5.00%, 10/01/2050(c)		11,140	9,850,512
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools, Inc.) Series 2021 4.50%, 06/15/2056(c)		1,000	997,219
Series 2023 4.875%, 06/15/2056(c)		1,500	1,508,312

	Principal Amount (000)		U.S. $ Value

Arlington Higher Education Finance Corp. (Cypress Christian School, Inc.) Series 2024-2 6.00%, 06/01/2053(c)	$	5,080	$5,154,619
6.25%, 06/01/2063(c)		9,155	9,369,863
Arlington Higher Education Finance Corp. (Magellan School (The)) Series 2022 6.25%, 06/01/2052(c)		6,015	6,143,450
6.375%, 06/01/2062(c)		9,785	10,008,936
Arlington Higher Education Finance Corp. (Wayside Schools) Series 2021-A 4.00%, 08/15/2036		500	449,079
4.00%, 08/15/2046		695	545,374
Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue) Series 2021 4.00%, 10/01/2045		8,545	7,665,432
4.00%, 10/01/2050		3,815	3,276,507
Board of Regents of the University of Texas System Series 2019-B 5.00%, 08/15/2049		11,000	13,380,250
Brazoria County Industrial Development Corp. (Aleon Renewable Metals LLC) Series 2022 10.00%, 06/01/2042(c)		10,000	9,889,881
Series 2023 12.00%, 06/01/2043(c)		2,500	2,525,556
Central Texas Regional Mobility Authority Series 2020-A 5.00%, 01/01/2044		2,230	2,364,984
5.00%, 01/01/2049		3,940	4,138,136
Series 2021-B 5.00%, 01/01/2046		4,600	4,893,217
Central Texas Turnpike System Series 2015-C 5.00%, 08/15/2037		6,800	6,838,419
Series 2020-A 5.00%, 08/15/2039		5,000	5,472,617
City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments LLC) Series 2022 Zero Coupon, 12/01/2062(c)		179,645	12,980,681
6.00%, 12/01/2062		20,940	21,193,374
City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments LLC) Series 2022 6.00%, 12/01/2062(c)		10,025	9,846,337
6.25%, 12/01/2054(c)		4,070	3,757,717
City of Dallas TX Series 2021 5.00%, 02/15/2025		5,000	5,100,504

	Principal Amount (000)		U.S. $ Value

City of Houston TX Series 2021-B 2.047%, 03/01/2033	$	2,495	$2,004,604
2.147%, 03/01/2034		7,405	5,848,979
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2030		1,965	1,979,673
City of Houston TX Airport System Revenue AGM Series 2023 5.25%, 07/01/2042		5,000	5,536,073
5.25%, 07/01/2043		5,000	5,496,989
5.25%, 07/01/2048		5,000	5,411,755
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029		16,960	16,962,561
Series 2015-B 5.00%, 07/15/2030		1,960	1,963,210
5.00%, 07/15/2035		1,000	1,000,944
Series 2018 5.00%, 07/15/2028		22,875	23,254,569
Series 2020 5.00%, 07/01/2027		1,750	1,769,042
5.00%, 07/15/2027		2,500	2,527,748
City of San Antonio TX Electric & Gas Systems Revenue Series 2021-A 5.00%, 02/01/2046		5,000	5,360,106
Clifton Higher Education Finance Corp. (IDEA Public Schools) Series 2012 5.00%, 08/15/2042		530	530,112
Series 2013 6.00%, 08/15/2043		1,000	1,001,243
Clifton Higher Education Finance Corp. (Valor Texas Education Foundation) Series 2023-A 6.00%, 06/15/2043(c)		3,365	3,392,588
6.00%, 06/15/2048(c)		4,125	4,119,405
6.25%, 06/15/2053(c)		5,000	5,043,537
Conroe Local Government Corp. (Conroe Local Government Corp. Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2050		2,525	2,233,991
Dallas County Flood Control District No. 1 Series 2015 5.00%, 04/01/2028(c)		1,650	1,650,343
Dallas Fort Worth International Airport Series 2022-A 4.507%, 11/01/2051		2,000	1,862,625
Dallas Independent School District Series 2024 4.00%, 02/15/2054(h)		10,390	10,112,781

	Principal Amount (000)		U.S. $ Value

Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 5.00%, 07/01/2052(a)	$	10,000	$10,457,574
Harris County Industrial Development Corp. (Energy Transfer LP) Series 2023 4.05%, 11/01/2050		19,195	19,540,809
Hidalgo County Regional Mobility Authority Series 2022-A Zero Coupon, 12/01/2042		2,000	788,153
Zero Coupon, 12/01/2051		11,540	2,613,488
Zero Coupon, 12/01/2054		3,340	621,500
Zero Coupon, 12/01/2056		17,105	2,853,925
Series 2022-B Zero Coupon, 12/01/2042		1,395	498,784
Zero Coupon, 12/01/2043		2,000	670,189
Zero Coupon, 12/01/2044		5,640	1,762,560
Zero Coupon, 12/01/2055		2,895	445,953
Zero Coupon, 12/01/2056		5,000	723,943
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044		8,505	8,590,436
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(c)		25,610	25,404,820
New Hope Cultural Education Facilities Finance Corp. (Army Retirement Residence Obligated Group) Series 2022 5.75%, 07/15/2052		4,490	4,221,300
6.00%, 07/15/2057		10,300	9,940,169
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) Series 2023 0.00%, 12/31/2030		1,388	769,121
7.25%, 12/31/2030		7,820	7,806,474
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 2.00%, 11/15/2061(d) (e)		208	78,919
7.50%, 11/15/2036(d) (e)		50	41,115
7.50%, 11/15/2037(d) (e)		10	7,682
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(f)		22,875	22,865,315

	Principal Amount (000)		U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park, Inc. Obligated Group) Series 2018-A 5.50%, 07/01/2054	$	10,200	$7,917,738
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2040		790	658,379
5.00%, 01/01/2055		3,010	2,270,515
Series 2022 4.00%, 01/01/2047		4,575	3,042,610
4.25%, 01/01/2057		1,380	892,850
5.00%, 01/01/2057		2,950	2,206,472
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057		500	461,187
Newark Higher Education Finance Corp. (Abilene Christian University) Series 2022 4.00%, 04/01/2057		10,000	8,889,146
North East Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2046		4,940	4,989,374
North Texas Tollway Authority (North Texas Tollway System) Series 2017-B 5.00%, 01/01/2033		1,400	1,480,455
5.00%, 01/01/2043		6,000	6,217,037
Series 2021 3.011%, 01/01/2043		7,500	5,724,152
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 4.00%, 01/01/2050(c)		10,175	7,452,031
Series 2021 2.125%, 01/01/2028(c)		540	478,692
2.25%, 01/01/2029(c)		800	691,541
2.50%, 01/01/2030(c)		905	770,306
2.625%, 01/01/2031(c)		500	417,464
Red River Health Facilities Development Corp. (Pre-refunded - US Treasuries) Series 2014-A 7.75%, 11/15/2044		1,315	1,360,284
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012-B 8.00%, 07/01/2038(d) (e) (l)		2,180	512,300
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054(d) (e) (l)		6,485	4,215,286

	Principal Amount (000)		U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014-A1 5.00%, 10/01/2049	$	4,285	$4,214,729
Texas Municipal Gas Acquisition & Supply Corp. I (Bank of America Corp.) Series 2008-D 6.25%, 12/15/2026		4,955	5,159,666
Texas Municipal Gas Acquisition & Supply Corp. III (Macquarie Group Ltd.) Series 2021 5.00%, 12/15/2029		4,710	4,965,096
5.00%, 12/15/2031		4,775	5,082,384
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054		1,660	1,784,553
Series 2023-B 5.50%, 01/01/2054		46,605	52,134,003
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group LLC) Series 2016 5.00%, 12/31/2045		4,250	4,264,159
5.00%, 12/31/2050		16,075	16,090,821
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2019 4.00%, 12/31/2037		4,000	4,034,486
5.00%, 12/31/2031		5,000	5,395,516
Series 2023 5.50%, 12/31/2058		42,420	45,899,424
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2019 5.00%, 06/30/2058		55,250	55,873,154
Texas Transportation Commission State Highway 249 System Series 2019 5.00%, 08/01/2057		56,130	57,056,050
Uptown Development Authority (City of Houston TX Reinvestment Zone No. 16) Series 2017-A 5.00%, 09/01/2035		1,015	1,040,568

			714,060,955

	Principal Amount (000)		U.S. $ Value

Utah – 0.2%
Military Installation Development Authority (Military Installation Development Authority Military Recreation Assessment Area) Series 2021-A 4.00%, 06/01/2052	$	5,000	$3,739,760
Utah Infrastructure Agency Series 2022 5.00%, 10/15/2032		1,000	1,065,735
5.00%, 10/15/2037		1,410	1,455,287
5.00%, 10/15/2046		3,250	3,242,188
Series 2023 5.625%, 10/15/2038		1,000	1,093,824
6.00%, 10/15/2047		2,665	2,919,760
Wohali Public Infrastructure District No. 1 (Village Community Development District No. 13 Phase I Series 2019 Special Assmnts) Series 2023 7.00%, 12/01/2042(c)		6,443	6,510,469

			20,027,023

Vermont – 0.1%
Vermont Economic Development Authority (Casella Waste Systems, Inc.) Series 2018 4.625%, 04/01/2036(c)		1,100	1,093,556
Series 2022 5.00%, 06/01/2052(c)		3,750	3,768,983
Vermont Educational & Health Buildings Financing Agency (St Michael’s College, Inc.) Series 2023 5.25%, 10/01/2052(c)		3,000	2,881,784
5.50%, 10/01/2043(c)		2,500	2,549,825

			10,294,148

Virginia – 2.5%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052		17,900	17,236,014
Atlantic Park Community Development Authority (Atlantic Park Community Development Authority District) Series 2023 6.25%, 08/01/2045(c)		19,060	18,543,569
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.15%, 03/01/2035(c)		1,000	1,011,564
County of Fairfax VA Series 2024-A 5.00%, 10/01/2025(h)		10,000	10,357,889
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2022 4.00%, 05/15/2042		10,065	10,070,889
Henrico County Economic Development Authority (Westminster-Canterbury Corp. Obligated Group) Series 2022 5.00%, 10/01/2047		2,000	2,055,450
5.00%, 10/01/2052		4,500	4,567,698

	Principal Amount (000)		U.S. $ Value

James City County Economic Development Authority (Williamsburg Landing, Inc. Obligated Group) Series 2024 5.25%, 12/01/2027	$	1,900	$1,913,837
Series 2024-A 6.875%, 12/01/2058		2,100	2,250,859
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047		7,490	7,075,709
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052		5,912	5,576,559
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 5.375%, 09/01/2029		3,000	3,088,949
7.00%, 09/01/2059		7,050	7,594,876
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(c)		1,500	1,390,209
5.25%, 07/01/2035(c)		1,200	1,204,966
Series 2015-A 5.00%, 07/01/2035(c)		1,500	1,500,136
5.00%, 07/01/2045(c)		1,610	1,492,157
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 01/01/2040		3,000	2,928,777
4.00%, 07/01/2040		500	487,870
Virginia Small Business Financing Authority (Bon Secours Mercy Health, Inc.) Series 2022 5.00%, 10/01/2040		10,000	11,004,138
Virginia Small Business Financing Authority (Capital Beltway Express LLC) Series 2022 5.00%, 12/31/2047		28,825	30,071,900
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 4.00%, 01/01/2030		3,070	3,090,242
4.00%, 01/01/2031		2,650	2,669,400
4.00%, 01/01/2033		7,500	7,550,659
4.00%, 01/01/2034		3,500	3,520,389
4.00%, 01/01/2037		10,000	9,871,673
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) Series 2017 5.00%, 12/31/2056		55,235	55,438,552
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 4.00%, 01/01/2051		18,500	16,390,643

	Principal Amount (000)		U.S. $ Value

Virginia Small Business Financing Authority (P3 VB Holdings LLC) Series 2023 8.50%, 12/01/2052(c)	$	13,290	$12,858,581
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake LLC) Series 2022 8.50%, 06/01/2042(c)		23,525	23,114,053
9.224% (SOFR + 5.50%), 06/01/2029(b) (c)		20,215	19,716,726

			295,644,933

Washington – 1.3%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Taxes) Series 2016-S 5.00%, 11/01/2046		11,000	13,077,457
Grays Harbor County Public Hospital District No. 1 Series 2023 6.875%, 12/01/2049		3,000	3,175,358
6.875%, 12/01/2053		1,155	1,207,501
Kalispel Tribe of Indians Series 2018-A 5.25%, 01/01/2038(c)		750	775,048
King County Public Hospital District No. 4 Series 2015-A 5.00%, 12/01/2030		2,235	2,260,280
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2048		9,000	9,168,466
Port of Seattle WA Series 2015-C 5.00%, 04/01/2033		5,035	5,057,114
Series 2021 5.00%, 08/01/2046		12,550	13,179,788
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2037		2,000	2,128,560
5.00%, 08/01/2039		5,970	6,303,443
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2020 4.00%, 09/01/2045		2,045	1,970,649
5.00%, 09/01/2039		1,655	1,776,617
5.00%, 09/01/2045		2,070	2,192,461
5.00%, 09/01/2050		2,000	2,098,598
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017-A 5.00%, 07/01/2035		2,350	2,420,668
5.00%, 07/01/2036		2,965	3,041,350
Series 2017-B 5.00%, 07/01/2034		1,855	1,916,015

	Principal Amount (000)		U.S. $ Value

Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group) Series 2017 5.00%, 08/15/2033	$	6,710	$6,945,281
5.00%, 08/15/2035		5,750	5,926,557
5.00%, 08/15/2037		3,565	3,643,457
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities Dist Lodging Tax Revenue) Series 2021 4.00%, 07/01/2031		11,045	10,959,157
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2013 5.00%, 01/01/2028(c)		845	816,150
5.25%, 01/01/2043(c)		2,870	2,482,513
Series 2015 6.00%, 01/01/2045(c)		2,920	2,697,764
Series 2016 4.00%, 01/01/2026(c)		1,855	1,772,067
5.00%, 01/01/2031(c)		5,305	4,793,002
5.00%, 01/01/2036(c)		1,075	890,143
5.00%, 01/01/2046(c)		1,140	800,782
Series 2019-A 5.00%, 01/01/2044(c)		1,330	958,615
5.00%, 01/01/2049(c)		3,305	2,254,219
5.00%, 01/01/2055(c)		11,670	7,651,867
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 5.625%, 07/01/2038(c)		1,215	1,350,296
6.125%, 07/01/2053(c)		5,805	6,401,981
6.25%, 07/01/2059(c)		7,585	8,372,899
6.375%, 07/01/2063(c)		4,250	4,658,371
Washington State Housing Finance Commission (Spokane United Methodist Homes Obligated Group) Series 2020 5.00%, 01/01/2051(c)		2,000	1,640,472
5.00%, 01/01/2056(c)		2,500	2,000,655

			148,765,621

West Virginia – 0.4%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.50%, 06/01/2050(c)		1,000	787,113

	Principal Amount (000)		U.S. $ Value

Monongalia County Commission Excise Tax District Series 2023 7.00%, 06/01/2043(c)	$	2,475	$2,664,889
Series 2023-B 0.00%, 06/01/2053(c) (g)		13,590	3,051,876
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049		2,930	2,756,768
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045		3,835	3,814,350
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(c)		30,750	31,148,766

			44,223,762

Wisconsin – 3.9%
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(c)		8,850	6,605,199
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(c)		6,995	7,028,009
Wisconsin Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group) Series 2017 5.00%, 08/15/2052(a)		20,345	20,755,611
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Health System Obligated Group) AGM Series 2020 3.00%, 02/15/2038		1,035	916,326
5.00%, 02/15/2031		2,000	2,205,342
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2037		1,550	1,185,269
4.00%, 01/01/2057		9,815	5,670,805
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2039		950	828,547
5.00%, 11/01/2046		870	708,032
5.00%, 11/01/2054		3,295	2,565,313
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(c)		2,510	2,188,381
Series 2022-A 3.875%, 12/01/2039(c)		11,525	9,975,063

	Principal Amount (000)		U.S. $ Value

Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 5.00%, 06/01/2049(c)	$	1,340	$1,117,881
Wisconsin Public Finance Authority (Appalachian Regional Healthcare System Obligated Group) Series 2021 4.00%, 07/01/2046		1,100	912,759
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(c)		3,335	2,967,681
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 4.00%, 01/01/2045		1,500	1,430,430
5.00%, 01/01/2038		550	576,520
5.00%, 01/01/2039		700	731,601
5.00%, 01/01/2040		500	520,767
Wisconsin Public Finance Authority (Carmelite System, Inc. Obligated Group (The)) Series 2020 5.00%, 01/01/2045		2,030	1,968,448
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(f)		57,000	51,425,639
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-B 5.00%, 12/01/2025		1,000	1,012,574
Series 2016-C 4.30%, 11/01/2030		2,060	2,017,346
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052		12,500	12,627,246
5.00%, 02/01/2062		13,890	13,911,393
5.50%, 02/01/2042(c)		5,950	6,077,599
5.75%, 02/01/2052(c)		16,500	16,790,755
6.00%, 02/01/2062(c)		20,960	21,581,030
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053(c)		14,895	15,015,170
8.125%, 07/01/2058(c)		14,900	15,024,947
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(c)		18,000	18,032,751
6.625%, 02/01/2046(c)		12,500	11,673,260
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2042		1,500	1,484,104
5.00%, 05/01/2047		2,750	2,634,096

	Principal Amount (000)		U.S. $ Value

Wisconsin Public Finance Authority (KDC Agribusiness LLC) 12.00%, 09/14/2023(d) (e) (j) (m)	$	9,807	$980,700
Series 2022 15.00%, 04/30/2023(d) (f) (j) (k) (m)		21,900	0
Series 2023 15.00%, 04/30/2023(d) (f) (j) (k) (m)		4,895	0
Wisconsin Public Finance Authority (Lehigh Valley Health Network, Inc.) Series 2023 6.625%, 12/01/2032(c)		1,040	1,039,629
7.25%, 12/01/2042(c)		7,775	7,839,323
7.50%, 12/01/2052(c)		5,400	5,496,671
Wisconsin Public Finance Authority (McLemore Resort Manager LLC) Series 2021 4.50%, 06/01/2056(c)		13,735	10,813,890
Wisconsin Public Finance Authority (Moses H Cone Memorial Hospital Obligated Group) Series 2022-A 5.00%, 10/01/2052(a)		10,000	10,523,448
Wisconsin Public Finance Authority (National Senior Communities, Inc. Obligated Group) Series 2022 4.00%, 01/01/2047		1,400	1,235,119
4.00%, 01/01/2052		2,350	2,006,219
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(c)		8,000	5,298,808
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.) Series 2015 5.25%, 03/01/2035(c)		1,550	1,568,249
5.50%, 03/01/2045(c)		3,010	3,030,747
Wisconsin Public Finance Authority (Pre-refunded - US Treasuries) Series 2020 5.00%, 04/01/2030(c)		25	27,191
5.00%, 04/01/2040(c)		80	90,766
5.00%, 04/01/2050(c)		335	380,081
Series 2022 4.00%, 04/01/2032(c)		15	15,803
4.00%, 04/01/2052(c)		40	44,287
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042		12,000	12,488,795
5.25%, 03/01/2047		5,100	5,232,300

	Principal Amount (000)		U.S. $ Value

Wisconsin Public Finance Authority (RBS Evolution LLC) Series 2023 10.00%, 11/01/2038(c)	$	18,150	$18,256,370
Wisconsin Public Finance Authority (Rose Villa, Inc.Obligated Group) Series 2014-A 5.75%, 11/15/2044(c)		1,000	1,016,321
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2020 5.00%, 04/01/2030(c)		475	480,959
5.00%, 04/01/2040(c)		1,320	1,280,053
5.00%, 04/01/2050(c)		6,150	5,606,685
Series 2022 4.00%, 04/01/2052(c)		2,615	1,965,459
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(c)		29,090	19,867,542
Series 2022 4.00%, 06/01/2049(c)		3,890	2,799,463
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015-A 5.00%, 09/01/2030(c)		545	533,920
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2046		8,000	6,175,692
4.00%, 02/01/2051		11,500	8,352,460
Wisconsin Public Finance Authority (Triad Educational Services, Inc.) Series 2022 5.00%, 06/15/2042		1,140	1,104,094
5.25%, 06/15/2052		1,610	1,527,000
5.375%, 06/15/2057		2,320	2,229,077
5.50%, 06/15/2050		650	643,431
5.50%, 06/15/2062		3,025	2,937,153
Wisconsin Public Finance Authority (Triad Math & Science Academy Co.) Series 2021 4.00%, 06/15/2051		3,915	3,045,102
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2034(c)		15,970	16,348,318
5.00%, 10/01/2039(c)		5,035	5,034,657
Wisconsin Public Finance Authority (Uwharrie Charter Academy) Series 2022 5.00%, 06/15/2052(c)		4,315	3,881,224
5.00%, 06/15/2057(c)		6,105	5,411,955
5.00%, 06/15/2062(c)		8,090	7,075,755

	Principal Amount (000)		U.S. $ Value

Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2031(c)	$	2,450	$2,356,319
4.00%, 12/01/2041(c)		2,405	2,096,626
4.00%, 12/01/2051(c)		4,010	3,213,346
Wisconsin Public Finance Authority (WFCS Holdings II LLC) Series 2021-A1 5.00%, 01/01/2056(c)		4,915	3,793,612

			455,310,513

Total Long-Term Municipal Bonds (cost $11,355,615,006)			10,975,761,022

Short-Term Municipal Notes – 1.0%
Colorado – 0.1%
Colorado Health Facilities Authority (Children’s Hospital Colorado Obligated Group) Series 2020 3.45%, 12/01/2052(n)		9,100	9,100,000

District of Columbia – 0.0%
District of Columbia (Carnegie Endowment For International Peace (The)) Series 2010 4.65%, 11/01/2045(n)		505	505,000

Florida – 0.1%
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2010 4.50%, 06/01/2048(n)		8,375	8,375,000
Orange County Health Facilities Authority (Nemours Foundation (The)) Series 2013-B 4.30%, 01/01/2039(n)		850	850,000
Series 2017-C 4.30%, 01/01/2037(n)		2,720	2,720,000
4.30%, 01/01/2039(n)		1,880	1,880,000

			13,825,000

Iowa – 0.0%
Iowa Finance Authority (Iowa Health System Obligated Group) Series 2018 3.10%, 12/01/2041(n)		1,005	1,005,000

Louisiana – 0.1%
Louisiana Offshore Terminal Authority (Loop LLC) Series 2013 3.50%, 09/01/2033(n)		5,200	5,200,000

	Principal Amount (000)		U.S. $ Value

Louisiana Public Facilities Authority (CHRISTUS Health Obligated Group) Series 2024 4.00%, 07/01/2047(n)	$	3,700	$3,700,000

			8,900,000

Maryland – 0.3%
Maryland Health & Higher Educational Facilities Authority Series 2014-A 3.29%, 04/01/2035(n)		39,400	39,400,000

Michigan – 0.0%
Michigan Strategic Fund (Wedgwood Christian Services) Series 2008 4.55%, 12/01/2038(n)		800	800,000
Oakland University Series 2010 3.65%, 03/01/2031(n)		635	635,000

			1,435,000

Minnesota – 0.1%
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2018 3.55%, 11/15/2048(n)		15,400	15,400,000

Nevada – 0.0%
County of Clark Department of Aviation Series 2014-D 4.00%, 07/01/2040(n)		985	985,000

New Jersey – 0.1%
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2008-C 4.71%, 07/01/2036(n)		765	765,000
New Jersey Health Care Facilities Financing Authority (Virtua Health Obligated Group) Series 2009-C 2.55%, 07/01/2043(n)		4,750	4,750,000

			5,515,000

Virginia – 0.0%
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 4.50%, 07/01/2052(n)		1,225	1,225,000
Virginia Small Business Financing Authority (Carilion Clinic Obligated Group) Series 2019 4.50%, 07/01/2042(n)		1,200	1,200,000

			2,425,000

	Principal Amount (000)		U.S. $ Value

Washington – 0.0%
Washington State Housing Finance Commission (Panorama/United States) Series 2008 4.50%, 04/01/2043(n)	$	900	$900,000

Wisconsin – 0.2%
Wisconsin Public Finance Authority (Moses H Cone Memorial Hospital Obligated Group) Series 2023-B 2.95%, 10/01/2055(n)		23,925	23,925,000

Total Short-Term Municipal Notes (cost $123,320,000)			123,320,000

Total Municipal Obligations (cost $11,478,935,006)			11,099,081,022

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.2%
Agency CMBS – 0.1%
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2022-ML13, Class AUS 3.125%, 09/25/2036		3,922	3,473,251
Series 2022-ML13, Class XCA 0.96%, 07/25/2036(o)		17,386	1,001,518
Series 2022-ML13, Class XUS 1.00%, 09/25/2036(o)		30,593	2,186,139

			6,660,908

Non-Agency Fixed Rate CMBS – 2.1%
Arizona Industrial Development Authority Series 2019-2, Class A 3.625%, 05/20/2033		14,614	13,703,846
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033		14,333	14,410,485
Series 2021-1, Class A 3.50%, 11/20/2035		9,111	8,584,722
Series 2021-2, Class A 3.75%, 03/25/2035		43,128	42,486,063
Series 2021-2, Class X 0.82%, 03/25/2035(o)		22,346	1,104,314
Series 2021-3, Class A 3.25%, 08/20/2036		6,911	6,409,084
Series 2021-3, Class X 0.79%, 08/20/2036(o)		20,105	1,057,545
Series 2023-1, Class A 4.375%, 09/20/2036		21,406	21,295,700
City of Fort Wayne IN 10.75%, 12/01/2029(d) (e)		1,243	124
National Finance Authority Series 2022-2, Class X 0.697%, 10/01/2036(o)		24,610	1,203,224
Series 2023-2, Class A 3.875%, 01/20/2038		1,989	1,875,291

	Principal Amount (000)		U.S. $ Value

New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	$	20,547	$20,124,289
Series 2022-1, Class A 4.375%, 09/20/2036		40,667	40,344,257
Series 2022-1, Class X 0.35%, 09/20/2036(o)		24,525	552,199
Series 2022-2, Class A 4.00%, 10/20/2036		26,549	25,498,222
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035		18,857	17,755,806
Series 2021-1, Class X 0.726%, 12/20/2035(o)		14,429	660,262
Series 2023-1, Class A 3.375%, 04/20/2037		22,466	19,911,356
Series 2023-1, Class X 1.492%, 04/20/2037(o)		69,271	7,699,199

			244,675,988

Total Commercial Mortgage-Backed Securities (cost $265,181,098)			251,336,896

ASSET-BACKED SECURITIES – 0.3%
Other ABS - Fixed Rate – 0.3%
Commonwealth of Puerto Rico Series 2022-A 0.00%, 11/01/2051		43,485	24,514,449
HTA HRRB Custodial Trust Series 2022 5.25%, 07/01/2036		346	347,903
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2036		678	680,716
5.25%, 07/01/2041		7,065	6,898,237
State of Nevada Department of Business & Industry Series 2018 6.95%, 02/15/2038(c) (d) (e)		1,853	185,328
Tarrant County Cultural Education Facilities Finance Corp. Series 2015-A 5.00%, 11/15/2045(d) (e) (j) (l) (m)		2,981	0
Series 2015-B 5.00%, 11/15/2030(d) (e) (j) (l) (m)		3,369	0
Series 2017 5.25%, 11/15/2047(d) (e) (j) (l) (m)		920	0

Total Asset-Backed Securities (cost $38,636,849)			32,626,633

	Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 0.0%
Industrial – 0.0%
Energy – 0.0%
Red River Biorefinery LLC Series 2024 15.00%, 04/30/2024(c) (j) (m)	$ 375	$281,250
Series 23A 15.00%, 04/30/2024(f) (j) (m)	805	603,750

Total Corporates - Non-Investment Grade (cost $1,180,000)		885,000

	Shares

SHORT-TERM INVESTMENTS – 7.6%
Investment Companies – 7.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.24%(p) (q) (r) (cost $885,654,885)	885,654,885	885,654,885

Total Investments – 105.3% (cost $12,669,587,838)(s)		12,269,584,436
Other assets less liabilities – (5.3)%		(616,634,144)

Net Assets – 100.0%		$11,652,950,292

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	90,795	01/15/2025	2.565%	CPI#	Maturity	$8,422,112	$—	$8,422,112
USD	45,398	01/15/2025	2.613%	CPI#	Maturity	4,122,073	—	4,122,073
USD	45,397	01/15/2025	2.585%	CPI#	Maturity	4,173,539	—	4,173,539
USD	34,210	01/15/2025	4.028%	CPI#	Maturity	1,064,545	—	1,064,545
USD	83,920	01/15/2026	CPI#	3.765%	Maturity	(2,243,644)	—	(2,243,644)
USD	158,000	01/15/2027	CPI#	3.320%	Maturity	(6,172,295)	—	(6,172,295)
USD	156,000	01/15/2027	CPI#	3.466%	Maturity	(4,650,107)	(125,524)	(4,524,583)
USD	127,850	01/15/2027	CPI#	3.323%	Maturity	(4,970,247)	—	(4,970,247)
USD	371,020	01/15/2028	0.735%	CPI#	Maturity	78,924,469	—	78,924,469
USD	219,860	01/15/2028	1.230%	CPI#	Maturity	38,702,002	—	38,702,002
USD	273,300	01/15/2029	CPI#	3.390%	Maturity	(4,271,061)	—	(4,271,061)
USD	190,780	01/15/2029	CPI#	3.735%	Maturity	2,648,509	—	2,648,509
USD	79,070	01/15/2029	CPI#	3.331%	Maturity	(1,629,302)	—	(1,629,302)
USD	67,450	01/15/2030	1.572%	CPI#	Maturity	11,205,824	—	11,205,824
USD	67,450	01/15/2030	1.587%	CPI#	Maturity	11,111,656	—	11,111,656
USD	93,000	01/15/2031	2.782%	CPI#	Maturity	5,619,101	—	5,619,101
USD	85,000	01/15/2031	2.680%	CPI#	Maturity	5,998,276	—	5,998,276
USD	76,750	01/15/2031	2.989%	CPI#	Maturity	3,039,085	—	3,039,085
USD	75,410	01/15/2032	CPI#	3.064%	Maturity	(1,984,689)	—	(1,984,689)
USD	52,000	04/15/2032	CPI#	2.909%	Maturity	(2,069,118)	—	(2,069,118)

						$147,040,728	$(125,524)	$147,166,252

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	275,000	01/15/2027	1 Day SOFR	3.947%	Annual	$859,095	$—	$859,095
USD	303,900	07/31/2030	1 Day SOFR	4.016%	Annual	5,424,986	—	5,424,986
USD	256,000	07/31/2030	1 Day SOFR	4.271%	Annual	9,086,617	—	9,086,617
USD	251,600	07/31/2030	1 Day SOFR	3.897%	Annual	2,824,177	—	2,824,177
USD	250,000	07/31/2030	1 Day SOFR	3.595%	Annual	—	—	—

						$18,194,875	$—	$18,194,875

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	52,610	10/09/2029	1.125%	SIFMA*	Quarterly	$4,448,948	$—	$4,448,948

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.
(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2024.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2024, the aggregate market value of these securities amounted to $2,450,698,437 or 21.0% of net assets.

(d)	Non-income producing security.
(e)	Defaulted.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.74% of net assets as of January 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II TRUST Series 2023 4.84%, 04/01/2065	07/18/2023	$61,914,679	$62,592,292	0.54%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.75%, 07/01/2030	05/16/2022	1,555,637	90,000	0.00%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	08/12/2020-07/20/2022	35,639,422	2,037,000	0.02%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2021-A 6.00%, 07/01/2051	07/21/2022	1,324,222	85,500	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	$5,195,000	$155,850	0.00%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 7.00%, 12/15/2043	05/21/2021	5,390,000	161,700	0.00%
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018 6.00%, 04/01/2038	09/15/2020	1,020,000	580,000	0.01%
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018-10/05/2020	6,115,631	2,930,450	0.03%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041	01/14/2021	19,316,163	14,733,222	0.13%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/28/2019-06/09/2022	30,132,952	23,636,397	0.20%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018	5,005,829	1,461,600	0.01%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029	12/13/2022	14,310,100	14,325,855	0.12%
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 9.00%, 01/01/2041	09/03/2021	270,000	256,500	0.00%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023	22,875,000	22,865,315	0.20%
Red River Biorefinery LLC Series 23A 15.00%, 04/30/2024	05/31/2023	805,000	603,750	0.01%
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-D Zero Coupon, 01/01/2057	08/24/2016	7,072,872	3,229,681	0.03%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	$57,000,000	$51,425,639	0.44%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023	11/10/2022	21,900,000	0	0.00%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 04/30/2023	03/16/2023	4,895,000	0	0.00%

(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2024.
(h)	When-Issued or delayed delivery security.
(i)	Inverse floater security.
(j)	Fair valued by the Adviser.
(k)	Defaulted matured security.
(l)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012-B 8.00%, 07/01/2038	08/31/2012-05/08/2013	$2,180,000	$512,300	0.00%
Tarrant County Cultural Education Facilities Finance Corp. Series 2015-A 5.00%, 11/15/2045	01/30/2020-01/31/2020	3,057,543	0	0.00%
Tarrant County Cultural Education Facilities Finance Corp. Series 2015-B 5.00%, 11/15/2030	05/22/2015	3,434,052	0	0.00%
Tarrant County Cultural Education Facilities Finance Corp. Series 2017 5.25%, 11/15/2047	01/30/2020	963,007	0	0.00%
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054	09/17/2014	6,441,117	4,215,286	0.04%

(m)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(n)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(o)	IO - Interest Only.
(p)	Affiliated investments.
(q)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(r)	The rate shown represents the 7-day yield as of period end.
(s)

As of January 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $421,367,125 and gross unrealized depreciation of investments was $(651,560,452), resulting in net unrealized depreciation of $(230,193,327).

As of January 31, 2024, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.8% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

SD – School District

SOFR – Secured Overnight Financing Rate

AB Municipal Income Shares

January 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$10,974,780,322	$980,700	(a)	$10,975,761,022
Short-Term Municipal Notes	—	123,320,000	—		123,320,000
Commercial Mortgage-Backed Securities	—	251,336,896	—		251,336,896
Asset-Backed Securities	—	32,626,633	0	(a)	32,626,633
Corporates – Non-Investment Grade	—	—	885,000		885,000
Short-Term Investments	885,654,885	—	—		885,654,885
Liabilities:
Floating Rate Notes(b)	(582,645,000)	—	—		(582,645,000)

Total Investments in Securities	303,009,885	11,382,063,851	1,865,700	(a)	11,686,939,436
Other Financial Instruments(c):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	175,031,191	—		175,031,191
Centrally Cleared Interest Rate Swaps	—	18,194,875	—		18,194,875
Interest Rate Swaps	—	4,448,948	—		4,448,948
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(27,990,463)	—		(27,990,463)

Total	$303,009,885	$11,551,748,402	$1,865,700	(a)	$11,856,623,987

(a)	The Fund held securities with zero market value at period end.

(b)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

(c)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended January 31, 2024 is as follows:

Fund	Market Value 04/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$103,767	$2,455,528	$1,673,640	$885,655	$7,104